UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2011

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

November 30, 2011

Unaudited

db-X Exchange-Traded Funds Inc.

db-X 2010 Target Date Fund

db-X 2020 Target Date Fund

db-X 2030 Target Date Fund

db-X 2040 Target Date Fund

db-X In-Target Date Fund

db-X Exchange-Traded Funds Inc.

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Semi-Annual Report for db-X Exchange-Trade Funds Inc, which covers the six-month period ending November 30, 2011.

We believe that these funds provide convenience and clarity for investors seeking a sophisticated product in one single investment. Over the past six months, the funds have continued to highlight the benefits of target-date investing as global equity markets remained volatile and declined sharply in the late summer due to concerns over the European sovereign debt crisis. During the six months covered by this report, investors with a shorter investment horizon benefitted from lower exposure to equities as the db-X 2010 Target Date Fund and the db-X In-Target Date Fund, which allocate a large percentage of assets to less volatile fixed-income securities, experienced returns based on changes in its Net Asset Value (“NAV”) of -1.17% and -2.60%, respectively.* The db-X 2020 Target Date Fund, with a more balanced allocation between equity and fixed income securities, experienced a NAV return of -5.13%.* The db-X 2040 Target Date Fund and the db-X 2030 Target Date Fund, which have the greatest percentage allocations to equities, were affected by weak performance in domestic equity markets and experienced NAV returns of -7.93% and -5.26%, respectively.*

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer

* Performance quoted represents past performance, assumes reinvestment of all dividends and capital gains distributions at NAV, and does not guarantee future results. The NAV return is based on the changes in a Fund’s per share NAV for the period(s) indicated. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current performance may be higher or lower than the performance quoted. See pages 2-11 of this report for additional performance information, including performance data based on market value. Performance data for the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD)

The db-X 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2011, the Fund’s net asset value decreased 1.17%, compared to a decrease of 0.78% for the Zacks 2010 Lifecycle Index and 0.64% for the Dow Jones Target 2010 Index.

Performance as of 11/30/11

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	1.53%	1.61%	2.07%	5.20%
Since Inception[1]	0.67%	0.07%	0.90%	3.82%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Months	-1.17%	-1.02%	-0.78%	-0.64%
One Year	1.53%	1.61%	2.07%	5.20%
Since Inception[1]	2.83%	0.27%	3.82%	16.91%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.70%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD) (Continued)

Top Ten Holdings2 as of 11/30/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	594	$47,780	0.3%
Apple, Inc.	110	42,042	0.3%
Wal-Mart Stores, Inc.	451	26,564	0.2%
Microsoft Corp.	1,017	26,016	0.2%
Berkshire Hathaway, Inc., Class B	318	25,045	0.2%
Chevron Corp.	225	23,134	0.2%
Procter & Gamble (The) Co.	342	22,083	0.2%
Oracle Corp.	700	21,945	0.2%
Johnson & Johnson	336	21,745	0.2%
Pfizer, Inc.	1,083	21,736	0.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond, 4.75%, 5/15/14	$955,200	$1,058,333	7.4%
US Government Note/Bond, 1.375%, 5/15/12	840,000	845,119	5.9%
US Government Note/Bond, 1.125%, 12/15/12	770,000	777,790	5.5%
US Government Note/Bond, 0.875%, 1/31/12	765,000	766,196	5.4%
US Government Note/Bond, 1.75%, 8/15/12	667,400	675,247	4.7%
US Government Note/Bond, 1.00%, 12/31/11	670,000	670,628	4.7%
US Government Note/Bond, 1.00%, 5/15/14	650,000	660,817	4.6%
US Government Note/Bond, 3.375%, 7/31/13	614,900	647,110	4.5%
US Government Note/Bond, 0.75%, 12/15/13	640,000	646,300	4.5%
US Government Note/Bond, 0.75%, 9/15/13	635,000	640,755	4.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH)

The db-X 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2011, the Fund’s net asset value decreased 5.13%, compared to a decrease of 4.78% for the Zacks 2020 Lifecycle Index and 3.46% for the Dow Jones Target 2020 Index.

Performance as of 11/30/11

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	3.89%	2.80%	4.54%	4.54%
Since Inception[1]	-0.77%	-1.04%	-0.53%	1.42%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Months	-5.13%	-3.66%	-4.78%	-3.46%
One Year	3.89%	2.80%	4.54%	4.54%
Since Inception[1]	-3.16%	-4.27%	-2.19%	6.05%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.42%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH) (Continued)

Top Ten Holdings2 as of 11/30/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	7,019	$564,607	1.5%
Apple, Inc.	1,188	454,054	1.2%
International Business Machines Corp.	1,660	312,080	0.9%
Wal-Mart Stores, Inc.	5,074	298,859	0.8%
Microsoft Corp.	11,443	292,711	0.8%
Berkshire Hathaway, Inc., Class B	3,684	290,151	0.8%
Chevron Corp.	2,799	287,793	0.8%
Johnson & Johnson	4,188	271,047	0.7%
AT&T, Inc.	9,214	267,022	0.7%
Procter & Gamble (The) Co.	4,097	264,543	0.7%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond, 4.75%, 5/15/14	$1,026,300	$1,137,108	3.1%
US Government Note/Bond, 1.125%, 6/15/13	950,000	963,211	2.6%
US Government Note/Bond, 2.625%, 12/31/14	870,000	928,521	2.5%
US Government Note/Bond, 3.375%, 7/31/13	879,000	925,045	2.5%
US Government Note/Bond, 2.375%, 9/30/14	870,000	918,802	2.5%
US Government Note/Bond, 1.375%, 5/15/13	895,000	910,103	2.5%
US Government Note/Bond, 1.75%, 4/15/13	890,000	909,051	2.5%
US Government Note/Bond, 1.375%, 3/15/13	895,000	908,880	2.5%
US Government Note/Bond, 3.125%, 8/31/13	865,000	908,487	2.5%
US Government Note/Bond, 1.75%, 8/15/12	895,000	905,523	2.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN)

The db-X 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2011, the Fund’s net asset value decreased 5.26%, compared to a decrease of 4.60% for the Zacks 2030 Lifecycle Index and 7.05% for the Dow Jones Target 2030 Index.

Performance as of 11/30/11

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	6.78%	4.08%	7.94%	3.54%
Since Inception[1]	-3.23%	-3.97%	-2.89%	-0.53%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Months	-5.26%	-8.12%	-4.60%	-7.05%
One Year	6.78%	4.08%	7.94%	3.54%
Since Inception[1]	-12.79%	-15.51%	-11.50%	-2.20%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.43%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN) (Continued)

Top Ten Holdings2 as of 11/30/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	7,928	$637,727	2.2%
Apple, Inc.	1,316	502,975	1.7%
International Business Machines Corp.	1,890	355,320	1.2%
Wal-Mart Stores, Inc.	5,796	341,383	1.2%
Berkshire Hathaway, Inc., Class B	4,214	331,895	1.1%
Microsoft Corp.	12,964	331,619	1.1%
Chevron Corp.	3,183	327,276	1.1%
Johnson & Johnson	4,722	305,608	1.0%
Procter & Gamble (The) Co.	4,673	301,736	1.0%
AT&T, Inc.	10,296	298,378	1.0%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond, 4.375%, 5/15/40	$464,000	$584,277	2.0%
US Government Note/Bond, 7.625%, 2/15/25	348,200	553,584	1.9%
US Government Note/Bond, 4.50%, 8/15/39	327,400	419,737	1.4%
US Government Note/Bond, 4.375%, 2/15/38	266,100	334,080	1.1%
Federal Home Loan Mortgage Corp., MTN, 6.25%, 7/15/32	230,000	327,823	1.1%
US Government Note/Bond, 4.375%, 11/15/39	227,400	286,204	1.0%
ConocoPhillips, 5.90%, 10/15/32	167,000	200,521	0.7%
Pacific Gas & Electric Co., 6.05%, 3/01/34	145,000	174,824	0.6%
BellSouth Corp., 6.00%, 11/15/34	156,000	172,225	0.6%
Citigroup, Inc., 8.125%, 7/15/39	129,000	149,848	0.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV)

The db-X 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2011, the Fund’s net asset value decreased 7.93%, compared to a decrease of 7.78% for the Zacks 2040 Lifecycle Index and 9.61% for the Dow Jones Target 2040 Index.

Performance as of 11/30/11

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	5.12%	3.43%	5.71%	2.49%
Since Inception[1]	-4.46%	-5.14%	-4.28%	-1.64%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Months	-7.93%	-10.78%	-7.78%	-9.61%
One Year	5.12%	3.43%	5.71%	2.49%
Since Inception[1]	-17.30%	-19.73%	-16.67%	-6.66%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.43%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV) (Continued)

Top Ten Holdings2 as of 11/30/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	9,333	$750,746	2.7%
Apple, Inc.	1,571	600,436	2.1%
International Business Machines Corp.	2,213	416,045	1.5%
Berkshire Hathaway, Inc., Class B	5,044	397,266	1.4%
Wal-Mart Stores, Inc.	6,744	397,221	1.4%
Microsoft Corp.	15,248	390,044	1.4%
Chevron Corp.	3,734	383,930	1.4%
Procter & Gamble (The) Co.	5,524	356,685	1.3%
Johnson & Johnson	5,460	353,372	1.3%
AT&T, Inc.	11,878	344,225	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond, 4.625%, 2/15/40	$100,000	$130,782	0.5%
US Government Note/Bond, 4.375%, 11/15/39	100,000	125,859	0.4%
US Government Note/Bond, 4.375%, 5/15/40	88,500	111,441	0.4%
US Government Note/Bond, 4.75%, 2/15/41	80,000	106,862	0.4%
US Government Note/Bond, 3.875%, 8/15/40	90,000	104,442	0.4%
BellSouth Corp., 6.00%, 11/15/34	74,000	81,696	0.3%
MidAmerican Energy Holdings Co., 6.125%, 4/01/36	55,000	65,682	0.2%
Federative Republic of Brazil (Brazil), 7.125%, 1/20/37	48,000	64,440	0.2%
Pacific Gas & Electric Co., 6.05%, 3/01/34	52,000	62,695	0.2%
Wal-Mart Stores, Inc., 6.50%, 8/15/37	42,000	53,154	0.2%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX)

The db-X In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2011, the Fund’s net asset value decreased 2.60%, compared to a decrease of 2.32% for the Zacks In-Target Lifecycle Index and an increase of 0.34% for the Dow Jones Target Today Index.

Performance as of 11/30/11

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	1.37%	1.91%	1.81%	5.27%
Since Inception[1]	2.15%	1.49%	2.27%	5.08%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Months	-2.60%	-2.89%	-2.32%	0.34%
One Year	1.37%	1.91%	1.81%	5.27%
Since Inception[1]	9.28%	6.35%	9.81%	22.95%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.66%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX) (Continued)

Top Ten Holdings2 as of 11/30/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,631	$131,197	0.8%
Apple, Inc.	242	92,492	0.6%
Chevron Corp.	696	71,563	0.5%
International Business Machines Corp.	375	70,501	0.5%
Wal-Mart Stores, Inc.	1,175	69,207	0.4%
Berkshire Hathaway, Inc., Class B	808	63,639	0.4%
Microsoft Corp.	2,402	61,443	0.4%
AT&T, Inc.	1,896	54,946	0.4%
Procter & Gamble (The) Co.	845	54,562	0.4%
Johnson & Johnson	836	54,106	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond, 4.75%, 5/15/14	$727,500	$806,048	5.2%
US Government Note/Bond, 2.875%, 1/31/13	702,500	724,701	4.7%
US Government Note/Bond, 2.50%, 3/31/13	625,000	644,238	4.1%
US Government Note/Bond, 1.00%, 5/15/14	613,000	623,200	4.0%
US Government Note/Bond, 4.75%, 5/31/12	575,800	589,251	3.8%
US Government Note/Bond, 0.875%, 1/31/12	570,000	570,891	3.7%
US Government Note/Bond, 1.125%, 12/15/12	565,000	570,716	3.7%
US Government Note/Bond, 0.75%, 12/15/13	565,000	570,562	3.7%
US Government Note/Bond, 0.75%, 9/15/13	565,000	570,121	3.7%
Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	539,000	564,712	3.6%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 11/30/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES

As a shareholder of one or more of the funds of db-X Exchange-Traded Funds Inc. (each, a “Fund” and collectively, the “Funds” or “db-X Target Date Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended November 30, 2011.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2011 to November 30, 2011
2010 Target Date Fund
Actual	$1,000.00	$988.30	0.65%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
2020 Target Date Fund
Actual	$1,000.00	$948.80	0.65%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
2030 Target Date Fund
Actual	$1,000.00	$947.40	0.65%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
2040 Target Date Fund
Actual	$1,000.00	$920.70	0.65%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
In-Target Date Fund
Actual	$1,000.00	$974.00	0.65%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2011 to November 30, 2011. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 366.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 11.7%
Basic Materials — 0.5%
Air Liquide S.A. (France)	41	$5,186
Allied Nevada Gold Corp.*	50	1,795
Anglo American PLC (United Kingdom)	208	7,917
BASF SE (Germany)	30	2,182
Bayer AG (Germany)	4	263
BHP Billiton Ltd. (Australia)	289	10,368
BHP Billiton PLC (United Kingdom)	71	2,176
Coeur d’Alene Mines Corp.*	75	2,195
Dow Chemical (The) Co.	174	4,822
E.I. du Pont de Nemours & Co.	205	9,782
Freeport-McMoRan Copper & Gold, Inc.	150	5,940
Hecla Mining Co.*	200	1,238
Horsehead Holding Corp.*	100	929
Molycorp, Inc.*	100	3,385
Newmont Mining Corp.	70	4,822
Rio Tinto PLC (United Kingdom)	57	2,993
Vulcan Materials Co.	50	1,622
WR Grace & Co.*	100	4,167

		71,782

Communications — 1.5%
Acme Packet, Inc.*	75	2,507
Amazon.com, Inc.*	100	19,229
Anixter International, Inc.*	8	491
Aruba Networks, Inc.*	100	2,110
AT&T, Inc.	745	21,591
Cisco Systems, Inc.	748	13,943
Comcast Corp., Class A	360	8,161
Corning, Inc.	233	3,092
Deutsche Telekom AG (Germany)	434	5,632
DISH Network Corp., Class A*	200	4,914
eBay, Inc.*	100	2,959
France Telecom S.A. (France)	295	5,083
Google, Inc., Class A*	29	17,382
Motorola Solutions, Inc.*	200	9,334
News Corp., Class A	247	4,308
Nokia OYJ (Finland)	549	3,159
NTT DoCoMo, Inc. (Japan)	2	3,478
QUALCOMM, Inc.	200	10,960
Rackspace Hosting, Inc.*	124	5,379
Sprint Nextel Corp.*	1,800	4,860
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	427	4,581
Thomson Reuters Corp. (Canada)	150	4,061
TIBCO Software, Inc.*	119	3,261
Time Warner, Inc.	184	6,407
United Online, Inc.	300	1,584
Verizon Communications, Inc.	343	12,941
Vivendi (France)	193	4,448
Vodafone Group PLC (United Kingdom)	4,388	11,884
Walt Disney (The) Co.	277	9,930
Yahoo!, Inc.*	207	3,252

		210,921

Consumer, Cyclical — 1.1%
Ascena Retail Group, Inc.*	50	1,376

	Number of Shares	Value

Consumer, Cyclical (Continued)
Bebe Stores, Inc.	200	$1,472
Brunswick Corp.	100	1,862
Cinemark Holdings, Inc.	200	3,918
CROCS, Inc.*	100	1,551
CVS Caremark Corp.	190	7,380
Daimler AG (Germany)	126	5,701
Dana Holding Corp.*	150	1,869
Ford Motor Co.*	447	4,738
Hennes & Mauritz AB, Class B (Sweden)	153	4,855
Honda Motor Co. Ltd. (Japan)	46	1,416
Johnson Controls, Inc.	175	5,509
Kohl’s Corp.	200	10,760
Las Vegas Sands Corp.*	100	4,671
McDonald’s Corp.	165	15,761
Modine Manufacturing Co.*	100	968
Nike, Inc., Class B	75	7,213
Nintendo Co. Ltd. (Japan)	15	2,247
Nu Skin Enterprises, Inc., Class A	75	3,581
Penske Automotive Group, Inc.	100	2,029
Saks, Inc.*	100	952
Sally Beauty Holdings, Inc.*	100	2,010
Steelcase, Inc., Class A	100	784
Target Corp.	100	5,270
Titan Machinery, Inc.*	100	2,170
Toyota Motor Corp. (Japan)	499	16,127
Wal-Mart Stores, Inc.	451	26,564
Warnaco Group (The), Inc.*	126	6,387
World Fuel Services Corp.	164	7,031

		156,172

Consumer, Non-cyclical — 2.5%
Abbott Laboratories	224	12,219
AMERIGROUP Corp.*	42	2,401
Amgen, Inc.	150	8,687
Amsurg Corp.*	100	2,608
Anheuser-Busch InBev NV (Belgium)	100	5,963
AstraZeneca PLC (United Kingdom)	202	9,341
Bristol-Myers Squibb Co.	200	6,544
British American Tobacco PLC (United Kingdom)	268	12,413
Bruker Corp.*	78	977
Cardinal Health, Inc.	200	8,492
Catalyst Health Solutions, Inc.*	132	6,867
Coca-Cola (The) Co.	271	18,220
CONMED Corp.*	100	2,629
Diageo PLC (United Kingdom)	357	7,647
Geo Group (The), Inc.*	100	1,770
Geron Corp.*	400	668
GlaxoSmithKline PLC (United Kingdom)	301	6,644
HEALTHSOUTH Corp.*	50	864
Healthspring, Inc.*	100	5,462
Healthways, Inc.*	100	651
Humana, Inc.	100	8,868
Incyte Corp. Ltd.*	100	1,377
Invacare Corp.	100	2,054
JM Smucker (The) Co.	100	7,598
Johnson & Johnson	336	21,745
Kindred Healthcare, Inc.*	100	1,240

See Notes to Financial Statements.	13

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Kraft Foods, Inc., Class A	228	$8,242
Lexicon Pharmaceuticals, Inc.*	1,000	1,170
Live Nation Entertainment, Inc.*	125	1,080
Magellan Health Services, Inc.*	11	557
MannKind Corp.*	500	1,530
Merck & Co., Inc.	425	15,194
Micromet, Inc.*	300	1,839
Molina Healthcare, Inc.*	100	2,185
Navigant Consulting, Inc.*	200	2,254
Nestle S.A. (Switzerland)	325	18,266
Novartis AG (Switzerland)	202	10,922
Pfizer, Inc.	1,083	21,736
Procter & Gamble (The) Co.	342	22,083
Quidel Corp.*	100	1,815
Roche Holding AG (Switzerland)	50	7,966
Rollins, Inc.	181	4,018
Ruddick Corp.	37	1,474
Salix Pharmaceuticals Ltd.*	75	3,311
Sanofi (France)	36	2,524
Seaboard Corp.	1	2,010
Seattle Genetics, Inc.*	100	1,663
Select Medical Holdings Corp.*	100	867
Sirona Dental Systems, Inc.*	64	2,844
Sotheby’s	75	2,356
Tesco PLC (United Kingdom)	1,167	7,437
Teva Pharmaceutical Industries Ltd. (Israel)	140	5,546
Unilever NV (Netherlands)	238	8,104
Unilever PLC (United Kingdom)	187	6,285
United Rentals, Inc.*	100	2,814
UnitedHealth Group, Inc.	171	8,340
Viropharma, Inc.*	100	2,401
Visa, Inc., Class A	139	13,479

		356,261

Energy — 1.4%
Berry Petroleum Co., Class A	60	2,633
BG Group PLC (United Kingdom)	107	2,286
Bill Barrett Corp.*	133	5,187
BP PLC (United Kingdom)	1,527	11,066
Brigham Exploration Co.*	50	1,822
Cameron International Corp.*	100	5,399
Chevron Corp.	225	23,134
ConocoPhillips	188	13,408
Crosstex Energy, Inc.	100	1,197
Dril-Quip, Inc.*	13	925
El Paso Corp.	500	12,505
Endeavour International Corp.*	100	691
ENI S.p.A (Italy)	412	8,696
EQT Corp.	100	6,201
Exxon Mobil Corp.	594	47,780
Halliburton Co.	100	3,680
McMoRan Exploration Co.*	100	1,598
Peabody Energy Corp.	111	4,355
Royal Dutch Shell PLC, Class A (United Kingdom)	301	10,529
Royal Dutch Shell PLC, Class B (United Kingdom)	157	5,645

	Number of Shares	Value

Energy (Continued)
RPC, Inc.	112	$2,186
Schlumberger Ltd. (Netherland Antilles)	157	11,827
Southwestern Energy Co.*	143	5,441
Total S.A. (France)	192	9,908
Vantage Drilling Co.*	1,000	1,200

		199,299

Financial — 2.3%
1st Source Corp.	100	2,511
Allianz SE (Germany)	70	7,254
Allstate (The) Corp.	300	8,037
Alterra Capital Holdings Ltd. (Bermuda)	100	2,295
American Campus Communities, Inc. REIT	11	433
American Capital Agency Corp.	100	2,869
American Capital Ltd.*	275	1,917
American Express Co.	150	7,206
American International Group, Inc.*	200	4,662
Apollo Investment Corp.	225	1,622
Australia & New Zealand Banking Group Ltd. (Australia)	278	5,683
AvalonBay Communities, Inc. REIT	100	12,485
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	475	4,012
Banco Santander S.A. (Spain)	428	3,226
Bank of America Corp.	1,437	7,817
Barclays PLC (United Kingdom)	1,133	3,212
Berkshire Hathaway, Inc., Class B*	318	25,045
BioMed Realty Trust, Inc.	50	891
BNP Paribas (France)	124	4,919
Boston Private Financial Holdings, Inc.	300	2,331
Boston Properties, Inc. REIT	120	11,446
CBL & Associates Properties, Inc. REIT	150	2,144
Charles Schwab (The) Corp.	168	2,009
Chemical Financial Corp.	100	2,056
Citigroup, Inc.	342	9,398
Commonwealth Bank of Australia (Australia)	193	9,398
Credit Suisse Group AG (Switzerland)	107	2,582
DCT Industrial Trust, Inc. REIT	200	962
Deutsche Bank AG (Germany) (a)	84	3,236
Equity One, Inc. REIT	109	1,821
Franklin Resources, Inc.	31	3,125
Goldman Sachs Group (The), Inc.	58	5,560
Hatteras Financial Corp. REIT	100	2,680
HCP, Inc. REIT	200	7,730
HFF, Inc., Class A*	100	1,122
Highwoods Properties, Inc. REIT	81	2,336
HSBC Holdings PLC (United Kingdom)	1,538	11,962
Invesco Mortgage Capital, Inc. REIT	100	1,577
JPMorgan Chase & Co.	471	14,587
Kilroy Realty Corp. REIT	75	2,707
LaSalle Hotel Properties REIT	75	1,756
Meadowbrook Insurance Group, Inc.	200	2,040
MFA Financial, Inc. REIT	338	2,325
Mizuho Financial Group, Inc. (Japan)	1,667	2,147
National Australia Bank Ltd. (Australia)	262	6,301
National Retail Properties, Inc. REIT	98	2,593
NewStar Financial, Inc.*	200	1,978
Nordea Bank AB (Sweden)	450	3,580

See Notes to Financial Statements.	14

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Financial (Continued)
OMEGA Healthcare Investors, Inc. REIT	97	$1,739
PennantPark Investment Corp.	200	2,120
Pinnacle Financial Partners, Inc.*	100	1,499
Primerica, Inc.	100	2,296
S&T Bancorp, Inc.	100	1,846
Simon Property Group, Inc. REIT	63	7,833
Societe Generale (France)	71	1,728
Standard Chartered PLC (United Kingdom)	288	6,269
Sumitomo Mitsui Financial Group, Inc. (Japan)	121	3,256
T. Rowe Price Group, Inc.	125	7,095
Tanger Factory Outlet Centers, Inc. REIT	100	2,835
UBS AG (Switzerland)*	505	6,203
Washington Real Estate Investment Trust REIT	49	1,333
Wells Fargo & Co.	707	18,283
WesBanco, Inc.	100	1,964
Westamerica Bancorporation	100	4,591
Westpac Banking Corp. (Australia)	391	8,262
Weyerhaeuser Co. REIT	358	6,011
Zurich Financial Services AG (Switzerland)	23	5,057

		319,805

Industrial — 0.9%
ABB Ltd. (Switzerland)	328	6,227
Brink’s (The) Co.	100	2,462
Caterpillar, Inc.	99	9,689
CLARCOR, Inc.	31	1,501
Cymer, Inc.*	100	4,472
Drew Industries, Inc.*	100	2,170
Eaton Corp.	54	2,425
Emerson Electric Co.	130	6,793
FedEx Corp.	75	6,231
General Dynamics Corp.	37	2,444
General Electric Co.	1,362	21,670
GrafTech International Ltd.*	114	1,646
Greenbrier Cos., Inc.*	100	2,220
Ingersoll-Rand PLC (Ireland)	200	6,624
Jacobs Engineering Group, Inc.*	100	4,154
John Bean Technologies Corp.	100	1,646
Koninklijke Philips Electronics NV (Netherlands)	159	3,221
Measurement Specialties, Inc.*	100	2,853
Multi-Fineline Electronix, Inc.*	100	2,093
Nordson Corp.	50	2,353
Republic Services, Inc.	237	6,506
Schneider Electric S.A. (France)	66	3,732
Siemens AG (Germany)	54	5,451
Silgan Holdings, Inc.	87	3,388
Stanley Black & Decker, Inc.	100	6,543
Thermo Fisher Scientific, Inc.*	75	3,543
United Parcel Service, Inc., Class B	116	8,323
Vinci S.A. (France)	62	2,763

		133,143

Technology — 1.3%
Accenture PLC, Class A (Ireland)	100	5,793
Activision Blizzard, Inc.	600	7,452
Apple, Inc.*	110	42,042
Ariba, Inc.*	100	3,035

	Number of Shares	Value

Technology (Continued)
Concur Technologies, Inc.*	32	$1,511
Deltek, Inc.*	200	1,630
EPIQ Systems, Inc.	100	1,350
Fortinet, Inc.*	100	2,399
Hewlett-Packard Co.	300	8,385
Intel Corp.	625	15,569
International Business Machines Corp.	99	18,611
Jack Henry & Associates, Inc.	103	3,421
Magma Design Automation, Inc.*	200	1,144
MedAssets, Inc.*	100	956
Microsemi Corp.*	100	1,776
Microsoft Corp.	1,017	26,016
Monolithic Power Systems, Inc.*	100	1,204
Monotype Imaging Holdings, Inc.*	100	1,483
Omnicell, Inc.*	100	1,616
Oracle Corp.	700	21,945
Parametric Technology Corp.*	109	2,270
QLIK Technologies, Inc.*	100	2,737
Quest Software, Inc.*	128	2,313
Riverbed Technology, Inc.*	142	3,692
Silicon Graphics International Corp.*	100	1,492
Silicon Image, Inc.*	300	1,473
TriQuint Semiconductor, Inc.*	100	437
VeriFone Systems, Inc.*	75	3,289
Xerox Corp.	800	6,520

		191,561

Utilities — 0.2%
CenterPoint Energy, Inc.	200	3,980
E.ON AG (Germany)	297	7,341
GDF Suez (France)	181	5,064
Piedmont Natural Gas Co., Inc.	185	6,099
Southern Co.	58	2,547

		25,031

TOTAL COMMON STOCKS (Cost $1,808,782)		1,663,975

	Principal Amount	Value

CORPORATE BONDS — 12.0%
Basic Materials — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$20,000	21,146

Communications — 0.8%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	37,000	40,279
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	60,000	65,587
Google, Inc. 1.25%, 5/19/14	10,000	10,155

		116,021

Consumer, Cyclical — 0.3%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	35,000	37,019

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value

Consumer, Non-cyclical — 0.8%
Kroger (The) Co. 5.50%, 2/01/13	$45,000	$47,021
Wyeth 5.50%, 2/01/14	56,000	61,597

		108,618

Energy — 1.0%
Apache Corp. 5.25%, 4/15/13	32,000	33,969
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	35,000	36,753
Spectra Energy Capital LLC 6.25%, 2/15/13	70,000	73,638

		144,360

Financial — 6.3%
Bank of America Corp., MTN 3.125%, 6/15/12	130,000	132,168
Bank of America Corp. 4.875%, 1/15/13	110,000	109,943
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	86,000	92,137
Boeing Capital Corp. 5.80%, 1/15/13	55,000	58,125
Boston Properties LP 6.25%, 1/15/13	2,000	2,089
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	20,000	22,234
Citigroup, Inc. 6.375%, 8/12/14	30,000	31,629
General Electric Capital Corp., Series G, MTN 5.25%, 10/19/12	45,000	46,796
HSBC Finance Corp. 6.375%, 11/27/12	63,000	64,706
John Deere Capital Corp. 7.00%, 3/15/12	60,000	61,141
JPMorgan Chase & Co. 5.75%, 1/02/13	111,000	115,235
Morgan Stanley 5.30%, 3/01/13	74,000	73,924
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	33,000	35,388
Wachovia Corp. 5.25%, 8/01/14	49,000	51,762

		897,277

Government — 2.0%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	192,000	207,199
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	82,000	84,660

		291,859

Technology — 0.3%
Hewlett-Packard Co. 6.125%, 3/01/14	37,000	40,655

	Principal Amount	Value

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	$45,000	$48,184

TOTAL CORPORATE BONDS (Cost $1,683,670)		1,705,139

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 75.7%
Federal Home Loan Banks — 1.3%
1.125%, 5/18/12	190,000	190,876

Federal Home Loan Mortgage Corp. — 5.6%
2.125%, 3/23/12	176,000	177,117
4.50%, 1/15/13	593,000	621,287

		798,404

Federal National Mortgage Association — 1.4%
1.50%, 6/26/13	190,000	193,569

United States Treasury Bonds/Notes — 67.4%
1.00%, 12/31/11	670,000	670,628
0.875%, 1/31/12	765,000	766,196
1.375%, 5/15/12	840,000	845,119
1.75%, 8/15/12	667,400	675,247
4.00%, 11/15/12	104,900	108,756
1.125%, 12/15/12	770,000	777,790
1.375%, 2/15/13	227,200	230,501
1.375%, 3/15/13	228,000	231,536
1.375%, 5/15/13	475,000	483,016
1.125%, 6/15/13	390,000	395,423
1.00%, 7/15/13	127,000	128,592
3.375%, 7/31/13	614,900	647,110
3.125%, 8/31/13	605,000	635,416
0.75%, 9/15/13	635,000	640,755
0.75%, 12/15/13	640,000	646,300
1.00%, 5/15/14	650,000	660,817
4.75%, 5/15/14	955,200	1,058,333

		9,601,535

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $10,665,887)		10,784,384

SOVEREIGN BOND — 0.3%
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	39,000	41,243

TOTAL SOVEREIGN BONDS (Cost $39,836)		41,243

	Number of Shares
RIGHTS — 0.0% (b)
Consumer, Non-cyclical — 0.0% (b)
Lexicon Pharmaceuticals, Inc., expires 12/22/11*	1,000	17

TOTAL RIGHTS (Cost $0)		17

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

Value

TOTAL INVESTMENTS — 99.7% (Cost $14,198,175)	$14,194,758
Other assets less liabilities — 0.3%	45,474

NET ASSETS — 100.0%	$14,240,232

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 53.2%
Basic Materials — 2.7%
Air Liquide S.A. (France)	252	$31,874
Allied Nevada Gold Corp.*	600	21,534
Anglo American PLC (United Kingdom)	1,353	51,498
BASF SE (Germany)	799	58,124
Bayer AG (Germany)	717	47,063
BHP Billiton Ltd. (Australia)	2,978	106,832
BHP Billiton PLC (United Kingdom)	2,090	64,067
Coeur d’Alene Mines Corp.*	620	18,147
Dow Chemical (The) Co.	1,815	50,294
E.I. du Pont de Nemours & Co.	1,337	63,801
Freeport-McMoRan Copper & Gold, Inc.	1,280	50,688
Hecla Mining Co.*	2,100	12,999
Horsehead Holding Corp.*	1,600	14,864
Linde AG (Germany)	149	22,906
Molycorp, Inc.*	700	23,695
Newcrest Mining Ltd. (Australia)	670	23,815
Newmont Mining Corp.	674	46,425
Quaker Chemical Corp.	500	19,455
Rio Tinto Ltd. (Australia)	459	29,683
Rio Tinto PLC (United Kingdom)	1,363	71,579
Rockwood Holdings, Inc.*	571	25,444
Syngenta AG (Switzerland)*	76	22,345
Vulcan Materials Co.	1,121	36,365
Westlake Chemical Corp.	600	25,200
WR Grace & Co.*	600	25,002
Xstrata PLC (United Kingdom)	2,073	33,158

		996,857

Communications — 6.3%
AboveNet, Inc.*	200	11,948
Acme Packet, Inc.*	640	21,395
Amazon.com, Inc.*	600	115,374
Anixter International, Inc.*	213	13,080
Aruba Networks, Inc.*	800	16,880
AT&T, Inc.	9,214	267,022
Cisco Systems, Inc.	8,173	152,345
Comcast Corp., Class A	3,936	89,229
Corning, Inc.	2,290	30,388
Deutsche Telekom AG (Germany)	2,594	33,662
DISH Network Corp., Class A*	2,800	68,796
eBay, Inc.*	1,700	50,303
France Telecom S.A. (France)	2,063	35,547
Google, Inc., Class A*	394	236,160
InterDigital, Inc.	300	13,188
IPG Photonics Corp.*	400	15,332
Motorola Solutions, Inc.	2,500	116,675
News Corp., Class A	2,724	47,507
Nokia OYJ (Finland)	4,591	26,414
NTT DoCoMo, Inc. (Japan)	17	29,563
QUALCOMM, Inc.	2,400	131,520
Rackspace Hosting, Inc.*	1,011	43,857
Softbank Corp. (Japan)	700	22,967
Sprint Nextel Corp.*	20,500	55,350
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,899	31,101
Thomson Reuters Corp. (Canada)	1,360	36,815

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	1,354	$37,100
Time Warner, Inc.	1,783	62,084
United Online, Inc.	3,300	17,424
Verizon Communications, Inc.	4,073	153,674
Viasat, Inc.*	400	18,928
Vivendi (France)	1,241	28,600
Vodafone Group PLC (United Kingdom)	51,118	138,446
Walt Disney (The) Co.	2,774	99,448
Yahoo!, Inc.*	1,986	31,200

		2,299,322

Consumer, Cyclical — 4.9%
Alaska Air Group, Inc.*	300	20,826
Ascena Retail Group, Inc.*	537	14,778
Bayerische Motoren Werke AG (Germany)	269	20,271
Bebe Stores, Inc.	2,700	19,872
Brunswick Corp.	700	13,034
Cabela’s, Inc.*	600	14,142
Cash America International, Inc.	320	15,907
Cie Financiere Richemont S.A. (Switzerland)	508	27,467
Cinemark Holdings, Inc.	1,240	24,292
Columbia Sportswear Co.	326	16,561
CROCS, Inc.*	700	10,857
CVS Caremark Corp.	2,182	84,749
Daimler AG (Germany)	871	39,408
Dana Holding Corp.*	999	12,448
Deckers Outdoor Corp.*	280	30,505
Dillard’s, Inc., Class A	380	17,860
DSW, Inc., Class A	300	13,500
Ezcorp, Inc., Class A*	300	8,727
Ford Motor Co.*	5,707	60,494
Hennes & Mauritz AB, Class B (Sweden)	963	30,558
Honda Motor Co. Ltd. (Japan)	1,298	39,945
Johnson Controls, Inc.	1,040	32,739
Kohl’s Corp.	1,800	96,840
Las Vegas Sands Corp.*	900	42,039
McDonald’s Corp.	1,483	141,656
Men’s Wearhouse (The), Inc.	419	11,661
Mitsubishi Corp. (Japan)	1,170	23,376
Mitsui & Co. Ltd. (Japan)	1,399	21,301
Nike, Inc., Class B	600	57,707
Nintendo Co. Ltd. (Japan)	103	15,431
Nu Skin Enterprises, Inc., Class A	540	25,780
Penske Automotive Group, Inc.	540	10,957
Polaris Industries, Inc.	600	36,060
Red Robin Gourmet Burgers, Inc.*	500	13,290
Saks, Inc.*	919	8,749
Sally Beauty Holdings, Inc.*	1,500	30,150
Sony Corp. (Japan)	808	14,280
Steelcase, Inc., Class A	1,100	8,624
Target Corp.	1,000	52,700
Titan Machinery, Inc.*	800	17,360
Toyota Motor Corp. (Japan)	2,400	77,568
Ulta Salon Cosmetics & Fragrance, Inc.*	500	34,815
Under Armour, Inc., Class A*	451	36,680
Volvo AB, Class B (Sweden)	1,450	16,620
Wal-Mart Stores, Inc.	5,074	298,859

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Warnaco Group (The), Inc.*	357	$18,096
Watsco, Inc.	283	17,971
Wesfarmers Ltd. (Australia)	994	31,134
Wolverine World Wide, Inc.	400	14,736
World Fuel Services Corp.	473	20,278

		1,763,658

Consumer, Non-cyclical — 10.9%
Abbott Laboratories	2,259	123,228
Acacia Research — Acacia Technologies*	300	10,446
AMERIGROUP Corp.*	423	24,183
Amgen, Inc.	1,399	81,016
Anheuser-Busch InBev NV (Belgium)	789	47,052
AstraZeneca PLC (United Kingdom)	1,411	65,245
Bristol-Myers Squibb Co.	2,400	78,528
British American Tobacco PLC (United Kingdom)	1,871	86,663
Bruker Corp.*	1,333	16,689
Cardinal Health, Inc.	2,300	97,658
Catalyst Health Solutions, Inc.*	419	21,796
Centene Corp.*	339	13,123
Coca-Cola (The) Co.	3,297	221,657
Cubist Pharmaceuticals, Inc.*	500	19,285
DANONE S.A. (France)	531	35,058
Diageo PLC (United Kingdom)	2,446	52,397
Geo Group (The), Inc.*	600	10,620
Geron Corp.*	4,900	8,183
GlaxoSmithKline PLC (United Kingdom)	4,510	99,555
HEALTHSOUTH Corp.*	800	13,824
Healthspring, Inc.*	711	38,835
Healthways, Inc.*	1,200	7,812
Humana, Inc.	1,200	106,415
Imperial Tobacco Group PLC (United Kingdom)	947	34,078
Incyte Corp. Ltd.*	1,000	13,770
Intuitive Surgical, Inc.*	230	99,868
JM Smucker (The) Co.	800	60,784
Johnson & Johnson	4,188	271,047
Kraft Foods, Inc., Class A	2,498	90,303
Lancaster Colony Corp.	180	12,672
Lexicon Pharmaceuticals, Inc.*	11,600	13,572
Live Nation Entertainment, Inc.*	1,499	12,951
Magellan Health Services, Inc.*	308	15,603
MannKind Corp.*	5,500	16,830
MasterCard, Inc., Class A	176	65,921
Medicis Pharmaceutical Corp., Class A	500	16,325
Merck & Co., Inc.	4,518	161,519
Micromet, Inc.*	3,300	20,229
Navigant Consulting, Inc.*	1,700	19,159
Nestle S.A. (Switzerland)	3,165	177,871
Novartis AG (Switzerland)	2,064	111,596
Novo Nordisk A/S, Class B (Denmark)	372	42,288
Onyx Pharmaceuticals, Inc.*	600	26,460
Pfizer, Inc.	12,055	241,944
Pharmasset, Inc.*	600	78,594
Procter & Gamble (The) Co.	4,097	264,543
Quidel Corp.*	1,200	21,780

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Roche Holding AG (Switzerland)	664	$105,785
Rollins, Inc.	1,259	27,950
Ruddick Corp.	508	20,244
Salix Pharmaceuticals Ltd.*	640	28,250
Sanofi (France)	969	67,947
Seaboard Corp.	10	20,097
Seattle Genetics, Inc.*	1,100	18,293
Select Medical Holdings Corp.*	2,159	18,719
Sirona Dental Systems, Inc.*	429	19,065
Sotheby’s	720	22,615
Takeda Pharmaceutical Co. Ltd. (Japan)	616	24,956
Tesco PLC (United Kingdom)	7,993	50,939
Teva Pharmaceutical Industries Ltd. (Israel)	997	39,498
Tootsie Roll Industries, Inc.	500	12,055
TreeHouse Foods, Inc.*	400	26,372
Unilever NV (Netherlands)	1,316	44,811
Unilever PLC (United Kingdom)	1,299	43,660
United Rentals, Inc.*	500	14,070
UnitedHealth Group, Inc.	1,536	74,911
Viropharma, Inc.*	889	21,345
Visa, Inc., Class A	1,020	98,909

		3,969,466

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,000	16,783
LVMH Moet Hennessy Louis Vuitton S.A. (France)	207	32,491

		49,274

Energy — 6.6%
Berry Petroleum Co., Class A	354	15,534
BG Group PLC (United Kingdom)	3,312	70,766
Bill Barrett Corp.*	354	13,806
BP PLC (United Kingdom)	17,630	127,759
Brigham Exploration Co.*	860	31,330
Cameron International Corp.*	1,600	86,384
CARBO Ceramics, Inc.	140	19,925
Chevron Corp.	2,799	287,793
ConocoPhillips	2,041	145,564
Crosstex Energy, Inc.	1,500	17,955
Dril-Quip, Inc.*	343	24,398
El Paso Corp.	5,200	130,052
Endeavour International Corp.*	1,300	8,983
ENI S.p.A (Italy)	2,408	50,827
EQT Corp.	900	55,809
Exxon Mobil Corp.	7,019	564,607
Halliburton Co.	1,200	44,160
McMoRan Exploration Co.*	1,200	19,176
Peabody Energy Corp.	1,763	69,162
Royal Dutch Shell PLC, Class A (United Kingdom)	3,210	112,283
Royal Dutch Shell PLC, Class B (United Kingdom)	2,597	93,373
RPC, Inc.	1,129	22,038
Schlumberger Ltd. (Netherland Antilles)	1,929	145,311
Southwestern Energy Co.*	2,074	78,916
Statoil ASA (Norway)	1,034	26,726

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Total S.A. (France)	1,960	$101,145
Vantage Drilling Co.*	11,400	13,680
Woodside Petroleum Ltd. (Australia)	794	26,754

		2,404,216

Financial — 9.9%
1st Source Corp.	900	22,599
Alexander’s, Inc. REIT	32	12,692
Allianz SE (Germany)	434	44,974
Allstate (The) Corp.	3,800	101,802
Alterra Capital Holdings Ltd. (Bermuda)	900	20,655
American Campus Communities, Inc. REIT	694	27,302
American Capital Agency Corp. REIT	1,100	31,559
American Capital Ltd.*	2,819	19,648
American Express Co.	1,639	78,738
American International Group, Inc.*	2,900	67,599
Apollo Investment Corp.	2,239	16,143
Australia & New Zealand Banking Group Ltd. (Australia)	2,564	52,417
AvalonBay Communities, Inc. REIT	600	74,910
AXA S.A. (France)	1,974	28,486
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,883	41,241
Banco Santander S.A. (Spain)	8,745	65,912
Bank of America Corp.	16,537	89,961
Barclays PLC (United Kingdom)	12,300	34,870
Berkshire Hathaway, Inc., Class B*	3,684	290,151
BioMed Realty Trust, Inc. REIT	860	15,317
BNP Paribas (France)	1,079	42,805
Boston Private Financial Holdings, Inc.	3,200	24,864
Boston Properties, Inc. REIT	1,011	96,428
CBL & Associates Properties, Inc. REIT	999	14,276
Charles Schwab (The) Corp.	1,831	21,899
Chemical Financial Corp.	1,100	22,616
Citigroup, Inc.	4,395	120,775
Cohen & Steers, Inc.	300	8,166
Commonwealth Bank of Australia (Australia)	1,395	67,928
Credit Acceptance Corp.*	200	16,402
Credit Suisse Group AG (Switzerland)	1,107	26,710
DCT Industrial Trust, Inc. REIT	2,100	10,101
Deutsche Bank AG (Germany) (a)	897	34,553
Entertainment Properties Trust REIT	360	16,092
Equity Lifestyle Properties, Inc.	246	15,210
Equity One, Inc. REIT	1,149	19,200
Equity Residential REIT	480	26,491
Franklin Resources, Inc.	349	35,186
GAMCO Investors, Inc., Class A	200	9,442
Goldman Sachs Group (The), Inc.	773	74,100
Hatteras Financial Corp. REIT	600	16,080
HCP, Inc. REIT	2,800	108,219
HFF, Inc., Class A*	1,300	14,586
Highwoods Properties, Inc. REIT	527	15,199
Home Properties, Inc. REIT	400	21,988
HSBC Holdings PLC (United Kingdom)	17,018	132,358
ING Groep NV (Netherlands)*	3,721	28,747
Invesco Mortgage Capital, Inc. REIT	600	9,462
JPMorgan Chase & Co.	5,805	179,781
Kilroy Realty Corp. REIT	340	12,271

	Number of Shares	Value

Financial (Continued)
LaSalle Hotel Properties REIT	800	$18,728
Lloyds Banking Group PLC (United Kingdom)*	51,523	20,117
Meadowbrook Insurance Group, Inc.	2,000	20,400
MFA Financial, Inc. REIT	3,140	21,603
Mid-America Apartment Communities, Inc. REIT	293	16,795
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,170	42,970
Mizuho Financial Group, Inc. (Japan)	17,029	21,936
National Australia Bank Ltd. (Australia)	2,209	53,124
National Retail Properties, Inc. REIT	541	14,315
NewStar Financial, Inc.*	1,900	18,791
Nordea Bank AB (Sweden)	3,179	25,290
OMEGA Healthcare Investors, Inc. REIT	633	11,350
PennantPark Investment Corp.	1,800	19,080
Pinnacle Financial Partners, Inc.*	1,400	20,986
Post Properties, Inc. REIT	400	15,996
Primerica, Inc.	600	13,776
ProAssurance Corp.	251	19,982
Prosperity Bancshares, Inc.	435	17,396
Prudential PLC (United Kingdom)	2,578	25,261
Public Storage REIT	240	31,656
S&T Bancorp, Inc.	1,100	20,306
Signature Bank*	280	16,360
Simon Property Group, Inc. REIT	436	54,212
Societe Generale (France)	780	18,984
Standard Chartered PLC (United Kingdom)	2,003	43,600
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,059	28,497
SVB Financial Group*	360	16,934
T. Rowe Price Group, Inc.	1,850	105,005
Tanger Factory Outlet Centers, Inc. REIT	481	13,636
UBS AG (Switzerland)*	4,110	50,486
Universal Health Realty Income Trust REIT	560	20,670
Washington Real Estate Investment Trust REIT	481	13,088
Wells Fargo & Co.	7,442	192,451
WesBanco, Inc.	1,000	19,640
Westamerica Bancorporation	336	15,426
Westpac Banking Corp. (Australia)	3,171	67,008
Weyerhaeuser Co. REIT	3,594	60,343
Zurich Financial Services AG (Switzerland)	167	36,716

		3,621,825

Industrial — 4.7%
ABB Ltd. (Switzerland)	1,936	36,757
Actuant Corp., Class A	600	13,752
Acuity Brands, Inc.	480	24,120
AO Smith Corp.	400	15,704
Brady Corp., Class A	340	10,180
Brink’s (The) Co.	400	9,848
Caterpillar, Inc.	885	86,624
CIE de St-Gobain (France)	415	17,544
CLARCOR, Inc.	391	18,932
Clean Harbors, Inc.*	440	26,387
Cymer, Inc.*	300	13,416
Drew Industries, Inc.*	900	19,530
Eaton Corp.	505	22,680
Emerson Electric Co.	1,176	61,445
EnerSys*	260	6,253

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Fanuc Corp. (Japan)	133	$21,022
FedEx Corp.	480	39,878
FEI Co.*	300	12,108
General Dynamics Corp.	600	39,636
General Electric Co.	15,933	253,495
Genesee & Wyoming, Inc., Class A*	300	18,321
Golar LNG Ltd. (Bermuda)	500	21,800
GrafTech International Ltd.*	946	13,660
Greenbrier Cos., Inc.*	900	19,980
HEICO Corp.	400	23,736
Hitachi Ltd. (Japan)	4,000	21,796
Ingersoll-Rand PLC (Ireland)	2,490	82,469
Jacobs Engineering Group, Inc.*	900	37,386
John Bean Technologies Corp.	1,000	16,460
Komatsu Ltd. (Japan)	560	13,670
Koninklijke Philips Electronics NV (Netherlands)	1,042	21,110
Measurement Specialties, Inc.*	600	17,118
Mitsubishi Electric Corp. (Japan)	1,399	12,831
Multi-Fineline Electronix, Inc.*	1,000	20,930
Nordson Corp.	600	28,236
Norfolk Southern Corp.	500	37,770
Old Dominion Freight Line, Inc.*	500	19,405
Polypore International, Inc.*	400	19,620
Republic Services, Inc.	2,714	74,499
Robbins & Myers, Inc.	300	15,960
Sauer-Danfoss, Inc.*	400	15,036
Schneider Electric S.A. (France)	462	26,121
Siemens AG (Germany)	810	81,768
Silgan Holdings, Inc.	576	22,429
Stanley Black & Decker, Inc.	1,200	78,516
Teledyne Technologies, Inc.*	300	17,004
Thermo Fisher Scientific, Inc.*	640	30,240
Triumph Group, Inc.	400	23,796
United Parcel Service, Inc., Class B	1,398	100,307
Vinci S.A. (France)	454	20,232

		1,701,517

Technology — 6.3%
Accenture PLC, Class A (Ireland)	900	52,137
Activision Blizzard, Inc.	7,400	91,908
Apple, Inc.*	1,188	454,054
Ariba, Inc.*	800	24,280
CACI International, Inc., Class A*	210	11,840
Canon, Inc. (Japan)	1,000	44,055
Concur Technologies, Inc.*	472	22,293
Deltek, Inc.*	2,700	22,005
EPIQ Systems, Inc.	1,400	18,900
Fortinet, Inc.*	1,200	28,788
Hewlett-Packard Co.	3,200	89,440
Intel Corp.	7,537	187,746
International Business Machines Corp.	1,660	312,080
Jack Henry & Associates, Inc.	764	25,372
Magma Design Automation, Inc.*	2,500	14,300
Mantech International Corp., Class A	300	10,140
Mentor Graphics Corp.*	1,244	15,849
Microsemi Corp.*	800	14,208

	Number of Shares	Value
Technology (Continued)

Microsoft Corp.	11,443	$292,711
Monolithic Power Systems, Inc.*	1,400	16,856
Monotype Imaging Holdings, Inc.*	1,400	20,762
Omnicell, Inc.*	1,200	19,392
Oracle Corp.	7,700	241,394
Parametric Technology Corp.*	740	15,414
QLIK Technologies, Inc.*	700	19,159
Quality Systems, Inc.	454	16,049
Quest Software, Inc.*	779	14,077
Riverbed Technology, Inc.*	1,421	36,946
Silicon Graphics International Corp.*	1,200	17,904
Silicon Image, Inc.*	3,100	15,221
TriQuint Semiconductor, Inc.*	1,688	7,377
VeriFone Systems, Inc.*	760	33,326
Xerox Corp.	9,556	77,882

		2,283,865

Utilities — 0.8%
CenterPoint Energy, Inc.	2,800	55,720
E.ON AG (Germany)	1,694	41,868
ENEL S.p.A (Italy)	7,248	30,754
GDF Suez (France)	1,275	35,674
Iberdrola S.A. (Spain)	4,035	26,925
National Grid PLC (United Kingdom)	3,355	32,953
Piedmont Natural Gas Co., Inc.	474	15,628
South Jersey Industries, Inc.	200	11,236
Southern Co.	1,288	56,556

		307,314

TOTAL COMMON STOCKS (Cost $20,338,429)		19,397,314

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	132	22,682

TOTAL PREFERRED STOCKS (Cost $28,230)		22,682

	Principal Amount	Value

CORPORATE BONDS — 9.5%
Basic Materials — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$55,000	58,150

Communications — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	94,000	102,330
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	105,000	114,778
Google, Inc. 1.25%, 5/19/14	20,000	20,311
Telefonica Emisiones S.A.U (Spain) 4.949%, 1/15/15	20,000	19,755

		257,174

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value

Consumer, Cyclical — 0.2%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	$85,000	$89,903

Consumer, Non-cyclical — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.125%, 1/15/15	20,000	21,565
Kroger (The) Co. 5.50%, 2/01/13	85,000	88,818
Wyeth 5.50%, 2/01/14	65,000	71,496

		181,879

Energy — 0.9%
Apache Corp. 5.25%, 4/15/13	55,000	58,384
Chevron Corp. 3.95%, 3/03/14	87,000	93,259
Spectra Energy Capital LLC 6.25%, 2/15/13	170,000	178,834

		330,477

Financial — 4.8%
Bank of America Corp. 4.875%, 1/15/13	70,000	69,964
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	110,000	117,851
Barclays PLC (United Kingdom) 5.20%, 7/10/14	55,000	57,005
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	83,000	92,272
Citigroup, Inc. 6.375%, 8/12/14	75,000	79,072
General Electric Capital Corp., Series G, MTN 5.25%, 10/19/12	35,000	36,397
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	199,000	202,320
HSBC Finance Corp. 6.375%, 11/27/12	170,000	174,603
JPMorgan Chase & Co. 5.75%, 1/02/13	175,000	181,677
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	154,000	147,135
Morgan Stanley 5.30%, 3/01/13	149,000	148,848
Oesterreichische Kontrollbank AG (Austria) 1.375%, 1/21/14	70,000	69,964
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	85,000	91,151
Wachovia Corp. 5.25%, 8/01/14	102,000	107,750
Wells Fargo & Co. 5.00%, 11/15/14	150,000	159,075

		1,735,084

Government — 1.9%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	625,000	674,473

	Principal Amount	Value

Technology — 0.1%
Hewlett-Packard Co. 6.125%, 3/01/14	$45,000	$49,446

Utilities — 0.2%
Exelon Generation Co. LLC 5.35%, 1/15/14	85,000	91,015

TOTAL CORPORATE BONDS (Cost $3,454,695)		3,467,601

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 35.3%
Federal Home Loan Mortgage Corp. — 2.3%
4.50%, 1/15/13	790,000	827,685

Federal National Mortgage Association — 0.3%
1.50%, 6/26/13	98,000	99,841

United States Treasury Bonds/Notes — 32.7%
1.75%, 8/15/12	895,000	905,523
0.375%, 10/31/12	220,000	220,507
1.375%, 2/15/13	889,000	901,918
1.375%, 3/15/13	895,000	908,880
1.75%, 4/15/13	890,000	909,051
1.375%, 5/15/13	895,000	910,103
1.125%, 6/15/13	950,000	963,211
3.375%, 7/31/13	879,000	925,045
3.125%, 8/31/13	865,000	908,487
0.75%, 9/15/13	855,000	862,749
4.75%, 5/15/14	1,026,300	1,137,108
2.375%, 9/30/14	870,000	918,802
2.625%, 12/31/14	870,000	928,521
2.50%, 3/31/15	510,600	544,826

		11,944,731

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $12,773,288)		12,872,257

SOVEREIGN BONDS — 1.5%
Federal National Mortgage Association 2.625%, 11/20/14	470,000	497,847
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	53,000	56,048

TOTAL SOVEREIGN BONDS (Cost $545,836)		553,895

	Number of Shares
RIGHTS — 0.0% (b)
Consumer, Non-cyclical — 0.0% (b)
Lexicon Pharmaceuticals, Inc., expires 12/22/11*	11,600	198

TOTAL RIGHTS (Cost $0)		198

TOTAL INVESTMENTS — 99.6%
(Cost $37,140,478)		$36,313,947
Other assets less liabilities — 0.4%		137,878

NET ASSETS — 100.0%		$36,451,825

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 75.8%
Basic Materials — 3.9%
Air Liquide S.A. (France)	304	$38,451
Allied Nevada Gold Corp.*	710	25,482
Anglo American PLC (United Kingdom)	1,472	56,027
BASF SE (Germany)	961	69,909
Bayer AG (Germany)	919	60,322
BHP Billiton Ltd. (Australia)	3,487	125,089
BHP Billiton PLC (United Kingdom)	2,249	68,941
Coeur d’Alene Mines Corp.*	720	21,074
Dow Chemical (The) Co.	2,031	56,279
E.I. du Pont de Nemours & Co.	1,402	66,903
Freeport-McMoRan Copper & Gold, Inc.	1,419	56,192
Hecla Mining Co.	2,362	14,621
Horsehead Holding Corp.*	1,837	17,066
Linde AG (Germany)	170	26,134
Molycorp, Inc.*	875	29,619
Newcrest Mining Ltd. (Australia)	765	27,192
Newmont Mining Corp.	810	55,793
Quaker Chemical Corp.	525	20,428
Rio Tinto Ltd. (Australia)	492	31,817
Rio Tinto PLC (United Kingdom)	1,433	75,255
Rockwood Holdings, Inc.*	562	25,043
Syngenta AG (Switzerland)	114	33,518
Vulcan Materials Co.	1,261	40,907
Westlake Chemical Corp.	612	25,704
WR Grace & Co.*	700	29,169
Xstrata PLC (United Kingdom)	2,218	35,478

		1,132,413

Communications — 9.0%
AboveNet, Inc.*	262	15,652
Acme Packet, Inc.*	700	23,401
Amazon.com, Inc.*	700	134,603
Anixter International, Inc.*	519	31,872
Aruba Networks, Inc.*	962	20,298
AT&T, Inc.	10,296	298,378
Cisco Systems, Inc.	9,355	174,377
Comcast Corp., Class A	4,645	105,302
Corning, Inc.	2,487	33,003
Deutsche Telekom AG (Germany)	3,050	39,580
DISH Network Corp., Class A*	3,237	79,533
eBay, Inc.*	2,012	59,535
France Telecom S.A. (France)	2,153	37,098
Google, Inc., Class A*	451	270,325
InterDigital, Inc.	350	15,386
IPG Photonics Corp.*	437	16,750
Motorola Solutions, Inc.*	2,800	130,676
News Corp., Class A	3,405	59,383
Nokia OYJ (Finland)	4,615	26,552
NTT DoCoMo, Inc. (Japan)	18	31,302
QUALCOMM, Inc.	2,712	148,618
Rackspace Hosting, Inc.*	1,156	50,147
Softbank Corp. (Japan)	787	25,821
Sprint Nextel Corp.*	23,447	63,307
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,058	32,807
Thomson Reuters Corp. (Canada)	1,400	37,898

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	1,502	$41,155
Time Warner, Inc.	1,954	68,038
United Online, Inc.	3,762	19,863
Verizon Communications, Inc.	4,608	173,860
Viasat, Inc.*	437	20,679
Vivendi (France)	1,389	32,011
Vodafone Group PLC (United Kingdom)	58,702	158,986
Walt Disney (The) Co.	3,205	114,900
Yahoo!, Inc.*	2,777	43,627

		2,634,723

Consumer, Cyclical — 7.0%
Alaska Air Group, Inc.*	389	27,004
Ascena Retail Group, Inc.*	620	17,062
Bayerische Motoren Werke AG (Germany)	307	23,135
Bebe Stores, Inc.	3,062	22,536
Brunswick Corp.	875	16,293
Cabela’s, Inc.*	612	14,425
Cash America International, Inc.	389	19,337
Cie Financiere Richemont S.A. (Switzerland)	515	27,845
Cinemark Holdings, Inc.	1,343	26,309
Columbia Sportswear Co.	199	10,109
CROCS, Inc.*	787	12,206
CVS Caremark Corp.	2,288	88,866
Daimler AG (Germany)	900	40,720
Dana Holding Corp.*	1,711	21,319
Deckers Outdoor Corp.*	291	31,703
Dillard’s, Inc., Class A	496	23,312
DSW, Inc., Class A	437	19,665
Ford Motor Co.*	6,531	69,229
Hennes & Mauritz AB, Class B (Sweden)	1,047	33,224
Honda Motor Co. Ltd. (Japan)	1,538	47,331
Johnson Controls, Inc.	1,089	34,282
Kohl’s Corp.	2,100	112,980
Las Vegas Sands Corp.*	1,050	49,046
McDonald’s Corp.	1,744	166,586
Men’s Wearhouse (The), Inc.	304	8,460
Mitsubishi Corp. (Japan)	1,572	31,407
Mitsui & Co. Ltd. (Japan)	1,342	20,433
Nike, Inc., Class B	778	74,828
Nintendo Co. Ltd. (Japan)	108	16,180
Nu Skin Enterprises, Inc., Class A	700	33,418
Penske Automotive Group, Inc.	1,089	22,096
Polaris Industries, Inc.	779	46,817
Red Robin Gourmet Burgers, Inc.*	612	16,267
Saks, Inc.*	2,101	20,002
Sally Beauty Holdings, Inc.*	1,750	35,175
Sony Corp. (Japan)	1,204	21,279
Target Corp.	1,050	55,335
Titan Machinery, Inc.*	875	18,988
Toyota Motor Corp. (Japan)	2,819	91,109
Ulta Salon Cosmetics & Fragrance, Inc.*	525	36,556
Under Armour, Inc., Class A*	447	36,355
Volvo AB, Class B (Sweden)	1,659	19,016
Wal-Mart Stores, Inc.	5,796	341,383
Warnaco Group (The), Inc.*	475	24,078
Watsco, Inc.	315	20,003

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Wesfarmers Ltd. (Australia)	1,137	$35,614
Wolverine World Wide, Inc.	525	19,341
World Fuel Services Corp.	891	38,197

		2,036,861

Consumer, Non-cyclical — 15.3%
Abbott Laboratories	2,651	144,612
AMERIGROUP Corp.*	397	22,696
Amgen, Inc.	1,711	99,084
Anheuser-Busch InBev NV (Belgium)	692	41,267
AstraZeneca PLC (United Kingdom)	1,473	68,112
Bristol-Myers Squibb Co.	2,800	91,616
British American Tobacco PLC (United Kingdom)	1,951	90,369
Bruker Corp.*	1,568	19,631
Cardinal Health, Inc.	2,712	115,152
Catalyst Health Solutions, Inc.*	639	33,241
Centene Corp.*	660	25,549
Coca-Cola (The) Co.	3,800	255,474
Cubist Pharmaceuticals, Inc.*	612	23,605
DANONE S.A. (France)	569	37,567
Diageo PLC (United Kingdom)	2,561	54,861
Geron Corp.*	5,687	9,497
GlaxoSmithKline PLC (United Kingdom)	5,605	123,726
HEALTHSOUTH Corp.*	1,245	21,514
Healthspring, Inc.*	739	40,364
Healthways, Inc.*	1,312	8,541
Humana, Inc.	1,312	116,347
Imperial Tobacco Group PLC (United Kingdom)	1,083	38,972
Incyte Corp. Ltd.*	1,137	15,656
Intuitive Surgical, Inc.*	262	113,764
Invacare Corp.	367	7,538
JM Smucker (The) Co.	962	73,093
Johnson & Johnson	4,722	305,608
Kraft Foods, Inc., Class A	2,887	104,365
Lancaster Colony Corp.	130	9,152
Lexicon Pharmaceuticals, Inc.*	13,211	15,457
Live Nation Entertainment, Inc.*	2,567	22,179
Magellan Health Services, Inc.*	525	26,597
MannKind Corp.*	6,387	19,544
Mastercard, Inc., Class A	241	90,267
Medicis Pharmaceutical Corp., Class A	612	19,982
Merck & Co., Inc.	5,430	194,123
Micromet, Inc.*	3,762	23,061
Navigant Consulting, Inc.*	2,012	22,675
Nestle S.A. (Switzerland)	3,556	199,845
Novartis AG (Switzerland)	2,208	119,382
Novo Nordisk A/S, Class B (Denmark)	478	54,337
Onyx Pharmaceuticals, Inc.*	612	26,989
Pfizer, Inc.	13,861	278,190
Pharmasset, Inc.*	525	68,770
Procter & Gamble (The) Co.	4,673	301,736
Quidel Corp.*	1,400	25,410
Roche Holding AG (Switzerland)	760	121,079
Rollins, Inc.	1,054	23,399
Ruddick Corp.	361	14,386

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Salix Pharmaceuticals Ltd.*	700	$30,898
Sanofi (France)	1,212	84,987
Seaboard Corp.	16	32,155
Seattle Genetics, Inc.*	1,225	20,372
Sirona Dental Systems, Inc.*	492	21,864
Sotheby’s	778	24,437
Takeda Pharmaceutical Co. Ltd. (Japan)	842	34,112
Tesco PLC (United Kingdom)	9,514	60,633
Teva Pharmaceutical Industries Ltd. (Israel)	1,067	42,271
Tootsie Roll Industries, Inc.	525	12,658
TreeHouse Foods, Inc.*	466	30,723
Unilever NV (Netherlands)	1,737	59,146
Unilever PLC (United Kingdom)	1,358	45,643
UnitedHealth Group, Inc.	1,835	89,493
Visa, Inc., Class A	1,187	115,103

		4,482,876

Diversified — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	2,625	22,028
LVMH Moet Hennessy Louis Vuitton S.A. (France)	236	37,043

		59,071

Energy — 9.4%
Berry Petroleum Co., Class A	401	17,596
BG Group PLC (United Kingdom)	3,498	74,740
Bill Barrett Corp.*	316	12,324
BP PLC (United Kingdom)	20,169	146,158
Brigham Exploration Co.*	953	34,718
Cameron International Corp.*	1,837	99,180
CARBO Ceramics, Inc.*	199	28,322
Chevron Corp.	3,183	327,276
ConocoPhillips	2,433	173,522
Crosstex Energy, Inc.	1,750	20,948
Dril-Quip, Inc.*	473	33,644
El Paso Corp.	6,037	150,985
Endeavour International Corp.*	1,575	10,883
ENI S.p.A (Italy)	2,926	61,761
EQT Corp.	962	59,654
Exxon Mobil Corp.	7,928	637,727
Halliburton Co.	1,400	51,520
McMoRan Exploration Co.*	1,312	20,966
Peabody Energy Corp.	2,036	79,872
Royal Dutch Shell PLC, Class A (United Kingdom)	3,864	135,159
Royal Dutch Shell PLC, Class B (United Kingdom)	2,971	106,820
RPC, Inc.	1,253	24,459
Schlumberger Ltd. (Netherland Antilles)	2,164	163,014
Southwestern Energy Co.*	2,399	91,282
Statoil ASA (Norway)	1,252	32,360
Total S.A. (France)	2,305	118,949
Vantage Drilling Co.*	13,036	15,643
Woodside Petroleum Ltd. (Australia)	783	26,384

		2,755,866

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Financial — 14.2%
1st Source Corp.	1,050	$26,366
Alexander’s, Inc. REIT	100	39,661
Allianz SE (Germany)	516	53,471
Allstate (The) Corp.	4,374	117,179
Alterra Capital Holdings Ltd. (Bermuda)	1,050	24,098
American Campus Communities, Inc. REIT	719	28,285
American Capital Agency Corp. REIT	1,225	35,145
American Capital Ltd.*	4,201	29,281
American Express Co.	2,023	97,185
American International Group, Inc.*	3,325	77,506
Apollo Investment Corp.	2,411	17,383
Australia & New Zealand Banking Group Ltd. (Australia)	2,743	56,076
AvalonBay Communities, Inc. REIT	700	87,395
AXA S.A. (France)	2,004	28,919
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,092	43,006
Banco Santander S.A. (Spain)	10,004	75,401
Bank of America Corp.	18,911	102,876
Barclays PLC (United Kingdom)	16,066	45,547
Berkshire Hathaway, Inc., Class B*	4,214	331,895
BioMed Realty Trust, Inc. REIT	1,400	24,934
BNP Paribas (France)	1,234	48,954
Boston Private Financial Holdings, Inc.	3,674	28,547
Boston Properties, Inc. REIT	1,070	102,057
CBL & Associates Properties, Inc. REIT	1,711	24,450
Charles Schwab (The) Corp.	1,996	23,872
Chemical Financial Corp.	1,225	25,186
Citigroup, Inc.	5,086	139,763
Commonwealth Bank of Australia (Australia)	1,711	83,316
Credit Acceptance Corp.*	214	17,550
Credit Suisse Group AG (Switzerland)	1,412	34,069
Deutsche Bank AG (Germany) (a)	1,121	43,181
Entertainment Properties Trust REIT	544	24,317
Equity Lifestyle Properties, Inc. REIT	358	22,135
Equity One, Inc. REIT	1,190	19,885
Equity Residential REIT	466	25,719
Franklin Resources, Inc.	392	39,521
Goldman Sachs Group (The), Inc.	886	84,932
Hatteras Financial Corp. REIT	700	18,760
HCP, Inc. REIT	3,237	125,110
HFF, Inc., Class A*	1,487	16,684
Highwoods Properties, Inc. REIT	451	13,007
Home Properties, Inc. REIT	204	11,214
HSBC Holdings PLC (United Kingdom)	19,829	154,220
ING Groep NV (Netherlands)*	4,810	37,160
JPMorgan Chase & Co.	6,693	207,283
Kilroy Realty Corp. REIT	700	25,263
LaSalle Hotel Properties REIT	856	20,039
Lloyds Banking Group PLC (United Kingdom)*	53,419	20,857
Meadowbrook Insurance Group, Inc.	2,362	24,092
MFA Financial, Inc. REIT	3,247	22,339
Mid-America Apartment Communities, Inc. REIT	406	23,272
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,673	49,320
Mizuho Financial Group, Inc. (Japan)	18,221	23,472
National Australia Bank Ltd. (Australia)	2,313	55,626
National Retail Properties, Inc. REIT	544	14,394

	Number of Shares	Value

Financial (Continued)
NewStar Financial, Inc.*	2,187	$21,629
Nordea Bank AB (Sweden)	3,303	26,276
OMEGA Healthcare Investors, Inc. REIT	1,173	21,032
PennantPark Investment Corp.	2,012	21,327
Pinnacle Financial Partners, Inc.*	1,575	23,609
Post Properties, Inc. REIT	437	17,476
Primerica, Inc.	500	11,480
ProAssurance Corp.	205	16,320
Prosperity Bancshares, Inc.	656	26,233
Prudential PLC (United Kingdom)	2,949	28,896
Public Storage REIT	311	41,021
S&T Bancorp, Inc.	1,312	24,220
Signature Bank*	544	31,786
Simon Property Group, Inc. REIT	455	56,575
Societe Generale (France)	825	20,079
Standard Chartered PLC (United Kingdom)	2,268	49,369
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,539	41,414
SVB Financial Group*	544	25,590
T. Rowe Price Group, Inc.	1,984	112,612
Tanger Factory Outlet Centers, Inc. REIT	915	25,940
UBS AG (Switzerland)*	4,408	54,147
Universal Health Realty Income Trust REIT	622	22,958
Washington Real Estate Investment Trust REIT	809	22,013
Wells Fargo & Co.	8,997	232,661
WesBanco, Inc.	1,137	22,331
Westpac Banking Corp. (Australia)	3,348	70,749
Weyerhaeuser Co. REIT	4,609	77,385
Zurich Financial Services AG (Switzerland)	171	37,595

		4,173,898

Industrial — 6.6%
ABB Ltd. (Switzerland)	2,157	40,952
Actuant Corp., Class A	612	14,027
Acuity Brands, Inc.	544	27,336
AO Smith Corp.	437	17,157
Brady Corp., Class A	700	20,958
Caterpillar, Inc.	1,033	101,111
CIE de St-Gobain (France)	475	20,081
CLARCOR, Inc.	720	34,862
Clean Harbors, Inc.*	429	25,727
Drew Industries, Inc.*	962	20,875
Eaton Corp.	576	25,868
Emerson Electric Co.	1,242	64,894
EnerSys*	622	14,959
Fanuc Corp. (Japan)	145	22,918
FedEx Corp.	466	38,715
General Dynamics Corp.	635	41,948
General Electric Co.	18,517	294,606
Genesee & Wyoming, Inc., Class A*	437	26,688
Golar LNG Ltd. (Bermuda)	612	26,683
GrafTech International Ltd.*	1,458	21,054
Greenbrier Cos., Inc.*	1,050	23,310
HEICO Corp.	437	25,932
Hitachi Ltd. (Japan)	4,374	23,834
Ingersoll-Rand PLC (Ireland)	2,684	88,894
Jacobs Engineering Group, Inc.*	1,050	43,617
John Bean Technologies Corp.	1,225	20,164

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Komatsu Ltd. (Japan)	1,011	$24,679
Koninklijke Philips Electronics NV (Netherlands)	1,147	23,238
Measurement Specialties, Inc.*	700	19,971
Mitsubishi Electric Corp. (Japan)	2,334	21,407
Multi-Fineline Electronix, Inc.*	1,137	23,797
Nordson Corp.	779	36,660
Norfolk Southern Corp.	612	46,230
Old Dominion Freight Line, Inc.*	525	20,375
Polypore International, Inc.*	437	21,435
Republic Services, Inc.	3,154	86,577
Robbins & Myers, Inc.	350	18,620
Sauer-Danfoss, Inc.*	437	16,427
Schneider Electric S.A. (France)	471	26,630
Siemens AG (Germany)	857	86,512
Silgan Holdings, Inc.	576	22,429
Stanley Black & Decker, Inc.	1,312	85,844
Teledyne Technologies, Inc.*	350	19,838
Thermo Fisher Scientific, Inc.*	700	33,075
Triumph Group, Inc.	437	25,997
United Parcel Service, Inc., Class B	1,617	116,020
Vinci S.A. (France)	472	21,034

		1,923,965

Technology — 9.0%
Accenture PLC, Class A (Ireland)	962	55,729
Activision Blizzard, Inc.	8,486	105,396
Apple, Inc.*	1,316	502,975
Ariba, Inc.*	875	26,556
CACI International, Inc., Class A*	424	23,905
Canon, Inc. (Japan)	1,137	50,091
Concur Technologies, Inc.*	696	32,872
Deltek, Inc.*	3,062	24,955
EPIQ Systems, Inc.	1,575	21,263
Fortinet, Inc.*	1,400	33,586
Hewlett-Packard Co.	3,675	102,716
Intel Corp.	8,869	220,927
International Business Machines Corp.	1,890	355,320
Jack Henry & Associates, Inc.	1,206	40,051
Magma Design Automation, Inc.*	2,887	16,514
Mantech International Corp., Class A	350	11,830
Microsemi Corp.*	875	15,540
Microsoft Corp.	12,964	331,619
Monolithic Power Systems, Inc.*	1,575	18,963
Monotype Imaging Holdings, Inc.*	1,575	23,357
Omnicell, Inc.*	1,312	21,202
Oracle Corp.	8,749	274,281
Parametric Technology Corp.*	1,652	34,411
QLIK Technologies, Inc.*	787	21,540
Quality Systems, Inc.	534	18,877
Quest Software, Inc.*	1,323	23,907
Riverbed Technology, Inc.*	1,631	42,406
Silicon Graphics International Corp.*	1,400	20,888
Silicon Image, Inc.*	3,499	17,180
TriQuint Semiconductor, Inc.*	1,828	7,988
VeriFone Systems, Inc.*	1,011	44,332
Xerox Corp.	12,214	99,544

		2,640,721

	Number of Shares	Value

Utilities — 1.2%
CenterPoint Energy, Inc.	3,237	$64,417
E.ON AG (Germany)	2,313	57,167
ENEL S.p.A (Italy)	7,707	32,701
GDF Suez (France)	1,325	37,073
Iberdrola S.A. (Spain)	4,616	30,802
National Grid PLC (United Kingdom)	3,838	37,697
Piedmont Natural Gas Co., Inc.	921	30,365
South Jersey Industries, Inc.	200	11,236
Southern Co.	1,374	60,332

		361,790

TOTAL COMMON STOCKS (Cost $23,552,647)		22,202,184

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	151	25,947

TOTAL PREFERRED STOCKS (Cost $32,294)		25,947

	Principal Amount	Value

CORPORATE BONDS — 13.5%
Basic Materials — 0.3%
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	$75,000	82,346

Communications — 3.1%
BellSouth Corp. 6.00%, 11/15/34	156,000	172,225
British Telecommunications PLC (United Kingdom) 9.875%, 12/15/30	26,000	36,172
CBS Corp. 7.875%, 7/30/30	39,000	48,833
Cisco Systems, Inc. 5.90%, 2/15/39	40,000	47,830
Comcast Corp. 6.45%, 3/15/37	96,000	109,268
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30	60,000	81,728
News America, Inc. 6.20%, 12/15/34	67,000	70,582
Telecom Italia Capital S.A. (Luxembourg) 7.721%, 6/04/38	37,000	30,918
Time Warner Cable, Inc. 6.55%, 5/01/37	72,000	79,773
Time Warner, Inc. 7.70%, 5/01/32	67,000	83,629
Verizon Global Funding Corp. 7.75%, 12/01/30	108,000	144,675

		905,633

Consumer, Cyclical — 1.0%
CVS Caremark Corp. 6.125%, 9/15/39	38,000	42,427

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value

Consumer, Cyclical (Continued)
Target Corp. 7.00%, 1/15/38	$110,000	$143,093
Wal-Mart Stores, Inc. 6.50%, 8/15/37	92,000	116,432

		301,952

Consumer, Non-cyclical — 1.6%
Aetna, Inc. 6.625%, 6/15/36	15,000	18,140
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/39	26,000	39,122
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	39,000	50,480
Bristol-Myers Squibb Co. 5.875%, 11/15/36	45,000	55,248
Eli Lilly & Co. 5.55%, 3/15/37	26,000	30,856
Johnson & Johnson 5.95%, 8/15/37	28,000	36,623
Kroger (The) Co. 5.40%, 7/15/40	26,000	27,502
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	55,000	75,262
Procter & Gamble (The) Co. 5.55%, 3/05/37	37,000	47,119
Unilever Capital Corp. 5.90%, 11/15/32	64,000	81,167

		461,519

Energy — 1.7%
Apache Corp. 6.00%, 1/15/37	34,000	42,115
ConocoPhillips 5.90%, 10/15/32	167,000	200,521
Kinder Morgan Energy Partners LP, MTN 6.95%, 1/15/38	96,000	106,354
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	66,000	87,672
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	26,000	30,141
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	14,000	19,457
Transocean, Inc. (Cayman Islands) 6.80%, 3/15/38	30,000	28,363

		514,623

Financial — 2.7%
Allstate (The) Corp. 5.55%, 5/09/35	69,000	70,856
Bank of America NA 6.00%, 10/15/36	73,000	60,968
Chubb Corp. 6.00%, 5/11/37	23,000	26,740
Citigroup, Inc. 8.125%, 7/15/39	129,000	149,848
Credit Suisse (USA), Inc. 7.125%, 7/15/32	114,000	129,529

	Principal Amount	Value

Financial (Continued)
General Electric Capital Corp., Series A, MTN 6.75%, 3/15/32	$118,000	$128,040
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	58,000	51,752
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	50,000	47,790
JPMorgan Chase Capital XXV, Series Y 6.80%, 10/01/37	61,000	61,367
Principal Financial Group, Inc. 6.05%, 10/15/36	24,000	24,411
Wachovia Bank NA, MTN 6.60%, 1/15/38	40,000	43,776

		795,077

Industrial — 0.9%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	22,000	27,203
CSX Corp. 6.00%, 10/01/36	64,000	74,377
Lockheed Martin Corp., Series B 6.15%, 9/01/36	11,000	12,416
Norfolk Southern Corp. 7.90%, 5/15/97	27,000	41,330
Republic Services, Inc. 4.75%, 5/15/23	56,000	60,387
United Parcel Service, Inc. 6.20%, 1/15/38	13,000	16,451
United Technologies Corp. 6.125%, 7/15/38	27,000	33,682

		265,846

Technology — 0.2%
Oracle Corp. — 144A 5.375%, 7/15/40	43,000	49,652

Utilities — 2.0%
Florida Power & Light Co. 5.95%, 2/01/38	46,000	59,865
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	116,000	138,529
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	62,000	78,446
Pacific Gas & Electric Co. 6.05%, 3/01/34	145,000	174,824
Southern California Edison Co. 6.05%, 3/15/39	18,000	23,849
Southern California Gas Co. 5.125%, 11/15/40	91,000	108,160

		583,673

TOTAL CORPORATE BONDS (Cost $3,806,538)		3,960,321

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 7.9%
United States Treasury Bonds/Notes — 7.9%
7.625%, 2/15/25	348,200	553,584
6.25%, 5/15/30	22,400	33,838

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value
United States Treasury Bonds/Notes (Continued)

4.375%, 2/15/38	$266,100	$334,080
4.50%, 8/15/39	327,400	419,737
4.375%, 11/15/39	227,400	286,204
4.625%, 2/15/40	83,900	109,726
4.375%, 5/15/40	464,000	584,277

		2,321,446

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $1,940,927)		2,321,446

SOVEREIGN BONDS — 2.2%
Federal Home Loan Mortgage Corp., MTN 6.25%, 7/15/32	230,000	327,823
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	103,000	138,278
Panama Government International Bond (Panama) 6.70%, 1/26/36	48,000	62,400
United Mexican States, MTN (Mexico) 6.75%, 9/27/34	78,000	99,840

		628,341

TOTAL SOVEREIGN BONDS (Cost $558,708)		628,341

	Number of Shares
RIGHTS — 0.0% (b)
Consumer, Non-cyclical — 0.0% (b)
Lexicon Pharmaceuticals, Inc., expires 12/22/11*	13,211	226

TOTAL RIGHTS (Cost $0)		226

TOTAL INVESTMENTS — 99.5%
(Cost $29,891,114)		$29,138,465
Other assets less liabilities — 0.5%		141,366

NET ASSETS — 100.0%		$29,279,831

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 the aggregate market value of this security amounted to $49,652 or 0.2% of net assets.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.3%
Basic Materials — 4.8%
Air Liquide S.A. (France)	354	$44,775
Allied Nevada Gold Corp.*	778	27,922
Anglo American PLC (United Kingdom)	1,722	65,542
BASF SE (Germany)	1,050	76,383
Bayer AG (Germany)	998	65,507
BHP Billiton Ltd. (Australia)	4,147	148,767
BHP Billiton PLC (United Kingdom)	2,574	78,903
Coeur d’Alene Mines Corp.*	1,300	38,051
Dow Chemical (The) Co.	2,453	67,973
E.I. du Pont de Nemours & Co.	1,703	81,267
Freeport-McMoRan Copper & Gold, Inc.	1,556	61,618
Hecla Mining Co.	2,700	16,713
Horsehead Holding Corp.*	2,100	19,509
Linde AG (Germany)	198	30,439
Molycorp, Inc.*	1,000	33,850
Newcrest Mining Ltd. (Australia)	889	31,599
Newmont Mining Corp.	1,039	71,566
Quaker Chemical Corp.	600	23,346
Rio Tinto Ltd. (Australia)	546	35,309
Rio Tinto PLC (United Kingdom)	1,652	86,756
Rockwood Holdings, Inc.*	886	39,480
Syngenta AG (Switzerland)	123	36,164
Vulcan Materials Co.	1,361	44,151
Westlake Chemical Corp.	800	33,600
WR Grace & Co.*	800	33,336
Xstrata PLC (United Kingdom)	2,463	39,397

		1,331,923

Communications — 10.9%
AboveNet, Inc.*	300	17,922
Acme Packet, Inc.*	778	26,009
Amazon.com, Inc.*	800	153,832
Anixter International, Inc.*	560	34,390
Aruba Networks, Inc.*	1,100	23,210
AT&T, Inc.	11,878	344,225
Cisco Systems, Inc.	10,375	193,390
Comcast Corp., Class A	5,128	116,252
Corning, Inc.	3,252	43,153
Deutsche Telekom AG (Germany)	3,332	43,239
DISH Network Corp., Class A*	3,700	90,909
eBay, Inc.*	2,300	68,057
France Telecom S.A. (France)	2,339	40,303
Google, Inc., Class A*	521	312,282
InterDigital, Inc.	500	21,980
IPG Photonics Corp.*	500	19,165
Motorola Solutions, Inc.*	3,300	154,011
News Corp., Class A	3,929	68,522
Nokia OYJ (Finland)	5,032	28,951
NTT DoCoMo, Inc. (Japan)	19	33,041
QUALCOMM, Inc.	3,200	175,360
Rackspace Hosting, Inc.*	1,316	57,088
Softbank Corp. (Japan)	900	29,529
Sprint Nextel Corp.*	27,200	73,440
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,368	36,133
Thomson Reuters Corp. (Canada)	1,556	42,121

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	2,137	$58,554
Time Warner, Inc.	2,068	72,008
United Online, Inc.	4,400	23,232
Verizon Communications, Inc.	5,717	215,702
Viasat, Inc.*	500	23,660
Vivendi (France)	1,522	35,076
Vodafone Group PLC (United Kingdom)	68,144	184,558
Walt Disney (The) Co.	3,706	132,861
Yahoo!, Inc.*	3,004	47,193

		3,039,358

Consumer, Cyclical — 8.5%
Alaska Air Group, Inc.*	466	32,350
Ascena Retail Group, Inc.*	725	19,952
Bayerische Motoren Werke AG (Germany)	357	26,903
Bebe Stores, Inc.	3,500	25,760
Brunswick Corp.	1,000	18,620
Cabela’s, Inc.*	700	16,499
Cash America International, Inc.	389	19,337
Cie Financiere Richemont S.A. (Switzerland)	605	32,711
Cinemark Holdings, Inc.	1,531	29,992
Columbia Sportswear Co.	507	25,756
CROCS, Inc.*	900	13,959
CVS Caremark Corp.	2,696	104,713
Daimler AG (Germany)	1,073	48,547
Dana Holding Corp.*	1,866	23,250
Deckers Outdoor Corp.*	344	37,477
Dillard’s, Inc., Class A	511	24,017
DSW, Inc., Class A	500	22,500
Ford Motor Co.*	7,667	81,270
Hennes & Mauritz AB, Class B (Sweden)	1,160	36,810
Honda Motor Co. Ltd. (Japan)	1,749	53,824
Johnson Controls, Inc.	1,244	39,161
Kohl’s Corp.	2,400	129,120
Las Vegas Sands Corp.*	1,300	60,723
McDonald’s Corp.	1,955	186,742
Men’s Wearhouse (The), Inc.	819	22,793
Mitsubishi Corp. (Japan)	1,743	34,823
Mitsui & Co. Ltd. (Japan)	1,551	23,616
NIKE, Inc., Class B	934	89,832
Nintendo Co. Ltd. (Japan)	120	17,978
Nu Skin Enterprises, Inc., Class A	778	37,142
Penske Automotive Group, Inc.	1,244	25,241
Polaris Industries, Inc.	932	56,013
Red Robin Gourmet Burgers, Inc.*	700	18,606
Saks, Inc.*	2,333	22,210
Sally Beauty Holdings, Inc.*	2,100	42,210
Sony Corp. (Japan)	1,497	26,457
Target Corp.	1,300	68,510
Titan Machinery, Inc.*	1,000	21,700
Toyota Motor Corp. (Japan)	3,187	103,004
Ulta Salon Cosmetics & Fragrance, Inc.*	700	48,740
Under Armour, Inc., Class A*	612	49,774
Volvo AB, Class B (Sweden)	1,925	22,065
Wal-Mart Stores, Inc.	6,744	397,221
Warnaco Group (The), Inc.*	302	15,308
Watsco, Inc.	499	31,687

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Wesfarmers Ltd. (Australia)	1,320	$41,346
Wolverine World Wide, Inc.	600	22,104
World Fuel Services Corp.	974	41,755

		2,390,128

Consumer, Non-cyclical — 18.8%
Abbott Laboratories	3,013	164,359
Acacia Research — Acacia Technologies*	400	13,928
AMERIGROUP Corp.*	510	29,157
Amgen, Inc.	1,866	108,060
Anheuser-Busch InBev NV (Belgium)	839	50,033
AstraZeneca PLC (United Kingdom)	1,814	83,880
Bristol-Myers Squibb Co.	3,200	104,704
British American Tobacco PLC (United Kingdom)	2,340	108,386
Bruker Corp.*	1,737	21,747
Cardinal Health, Inc.	3,100	131,626
Catalyst Health Solutions, Inc.*	731	38,027
Centene Corp.*	714	27,639
Coca-Cola (The) Co.	4,403	296,014
Cubist Pharmaceuticals, Inc.*	700	26,999
DANONE S.A. (France)	633	41,792
Diageo PLC (United Kingdom)	3,276	70,177
Geron Corp.*	6,600	11,022
GlaxoSmithKline PLC (United Kingdom)	6,044	133,417
HEALTHSOUTH Corp.*	1,400	24,192
Healthspring, Inc.*	856	46,755
Healthways, Inc.*	1,500	9,765
Humana, Inc.	1,500	133,019
Imperial Tobacco Group PLC (United Kingdom)	1,257	45,234
Incyte Corp. Ltd.*	1,300	17,901
Intuitive Surgical, Inc.*	300	130,263
Invacare Corp.	437	8,976
JM Smucker (The) Co.	1,100	83,578
Johnson & Johnson	5,460	353,372
Kraft Foods, Inc., Class A	3,335	120,560
Lancaster Colony Corp.	431	30,342
Lexicon Pharmaceuticals, Inc.*	15,300	17,901
Live Nation Entertainment, Inc.*	2,877	24,857
Magellan Health Services, Inc.*	567	28,724
MannKind Corp.*	7,400	22,644
Mastercard, Inc., Class A	199	74,535
Medicis Pharmaceutical Corp., Class A	700	22,855
Merck & Co., Inc.	6,163	220,327
Micromet, Inc.*	4,400	26,972
Molina Healthcare, Inc.*	656	14,334
Navigant Consulting, Inc.*	2,300	25,921
Nestle S.A. (Switzerland)	4,259	239,354
Novartis AG (Switzerland)	2,667	144,199
Novo Nordisk A/S, Class B (Denmark)	519	58,998
Onyx Pharmaceuticals, Inc.*	800	35,280
Pfizer, Inc.	15,774	316,584
Pharmasset, Inc.*	800	104,792
Procter & Gamble (The) Co.	5,524	356,685
Quidel Corp.*	1,600	29,040
Roche Holding AG (Switzerland)	931	148,322

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Rollins, Inc.	1,302	$28,904
Ruddick Corp.	373	14,864
Salix Pharmaceuticals Ltd.*	778	34,341
Sanofi (France)	1,312	91,999
Seaboard Corp.	13	26,126
Seattle Genetics, Inc.*	1,400	23,282
Select Medical Holdings Corp.*	2,566	22,247
Sirona Dental Systems, Inc.*	620	27,553
Sotheby’s	856	26,887
Takeda Pharmaceutical Co. Ltd. (Japan)	1,081	43,794
Tesco PLC (United Kingdom)	10,280	65,514
Teva Pharmaceutical Industries Ltd. (Israel)	1,185	46,946
Tootsie Roll Industries, Inc.	600	14,466
TreeHouse Foods, Inc.*	466	30,723
Unilever NV (Netherlands)	1,885	64,186
Unilever PLC (United Kingdom)	1,475	49,576
UnitedHealth Group, Inc.	2,025	98,759
Viropharma, Inc.*	1,000	24,010
Visa, Inc., Class A	1,417	137,406

		5,248,831

Diversified — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	3,000	25,175
LVMH Moet Hennessy Louis Vuitton S.A. (France)	253	39,711

		64,886

Energy — 11.5%
Berry Petroleum Co., Class A	417	18,298
BG Group PLC (United Kingdom)	4,130	88,244
Bill Barrett Corp.*	720	28,080
BP PLC (United Kingdom)	23,413	169,666
Brigham Exploration Co.*	1,133	41,275
Cameron International Corp.*	2,100	113,379
CARBO Ceramics, Inc.*	212	30,172
Chevron Corp.	3,734	383,930
ConocoPhillips	2,748	195,987
Crosstex Energy, Inc.	2,000	23,940
Dril-Quip, Inc.*	508	36,134
El Paso Corp.	7,000	175,070
Endeavour International Corp.*	1,800	12,438
ENI S.p.A (Italy)	3,071	64,822
EQT Corp.	1,200	74,412
Exxon Mobil Corp.	9,333	750,746
Halliburton Co.	1,600	58,880
McMoRan Exploration Co.*	1,500	23,970
Peabody Energy Corp.	2,351	92,230
Royal Dutch Shell PLC, Class A (United Kingdom)	4,213	147,367
Royal Dutch Shell PLC, Class B (United Kingdom)	3,437	123,575
RPC, Inc.	1,770	34,550
Schlumberger Ltd. (Netherland Antilles)	2,571	193,674
Southwestern Energy Co.*	2,803	106,654
Statoil ASA (Norway)	1,410	36,444
Total S.A. (France)	2,559	132,056
Vantage Drilling Co.*	15,200	18,240

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Woodside Petroleum Ltd. (Australia)	903	$30,427

		3,204,660

Financial — 17.2%
1st Source Corp.	1,200	30,132
Allianz SE (Germany)	599	62,072
Allstate (The) Corp.	5,100	136,629
Alterra Capital Holdings Ltd. (Bermuda)	1,200	27,540
American Campus Communities, Inc. REIT	776	30,528
American Capital Agency Corp. REIT	1,400	40,166
American Capital Ltd.*	4,666	32,522
American Express Co.	2,255	108,330
American International Group, Inc.*	3,800	88,578
Apollo Investment Corp.	2,644	19,063
Australia & New Zealand Banking Group Ltd. (Australia)	3,046	62,270
AvalonBay Communities, Inc. REIT	800	99,880
AXA S.A. (France)	2,101	30,319
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,911	49,923
Banco Santander S.A. (Spain)	11,614	87,536
Bank of America Corp.	21,911	119,196
Barclays PLC (United Kingdom)	18,651	52,875
Berkshire Hathaway, Inc., Class B*	5,044	397,266
BioMed Realty Trust, Inc. REIT	1,556	27,712
BNP Paribas (France)	1,433	56,849
Boston Private Financial Holdings, Inc.	4,300	33,411
Boston Properties, Inc. REIT	1,200	114,456
CBL & Associates Properties, Inc. REIT	1,944	27,780
Charles Schwab (The) Corp.	2,178	26,049
Chemical Financial Corp.	1,400	28,784
Citigroup, Inc.	5,857	160,950
Commonwealth Bank of Australia (Australia)	1,899	92,470
Credit Acceptance Corp.*	266	21,815
Credit Suisse Group AG (Switzerland)	1,656	39,956
Deutsche Bank AG (Germany) (a)	1,301	50,115
Entertainment Properties Trust REIT	622	27,803
Equity Lifestyle Properties, Inc. REIT	390	24,114
Equity One, Inc. REIT	1,284	21,456
Equity Residential REIT	544	30,023
Franklin Resources, Inc.	448	45,167
Goldman Sachs Group (The), Inc.	1,013	97,106
Hatteras Financial Corp. REIT	800	21,440
HCP, Inc. REIT	3,700	143,005
HFF, Inc., Class A*	1,700	19,074
Highwoods Properties, Inc. REIT	616	17,765
Home Properties, Inc. REIT	466	25,616
HSBC Holdings PLC (United Kingdom)	23,017	179,015
ING Groep NV (Netherlands)*	5,507	42,545
Invesco Mortgage Capital, Inc. REIT	800	12,616
JPMorgan Chase & Co.	7,907	244,880
Kilroy Realty Corp. REIT	700	25,263
LaSalle Hotel Properties REIT	934	21,865
Lloyds Banking Group PLC (United Kingdom)*	62,011	24,212
Meadowbrook Insurance Group, Inc.	2,700	27,540
MFA Financial, Inc. REIT	4,122	28,359
Mid-America Apartment Communities, Inc. REIT	440	25,221

	Number of Shares	Value

Financial (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,564	$57,310
Mizuho Financial Group, Inc. (Japan)	20,230	26,060
National Australia Bank Ltd. (Australia)	2,568	61,758
National Retail Properties, Inc. REIT	1,250	33,075
NewStar Financial, Inc.*	2,500	24,725
Nordea Bank AB (Sweden)	3,631	28,886
OMEGA Healthcare Investors, Inc. REIT	1,273	22,825
PennantPark Investment Corp.	2,300	24,380
Pinnacle Financial Partners, Inc.*	1,800	26,982
Post Properties, Inc. REIT	500	19,995
Primerica, Inc.	800	18,368
ProAssurance Corp.	508	40,442
Prosperity Bancshares, Inc.	715	28,593
Prudential PLC (United Kingdom)	3,424	33,550
Public Storage REIT	312	41,153
S&T Bancorp, Inc.	1,500	27,690
Signature Bank*	622	36,343
Simon Property Group, Inc. REIT	513	63,786
Societe Generale (France)	958	23,316
Standard Chartered PLC (United Kingdom)	2,556	55,638
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,752	47,146
SVB Financial Group*	622	29,259
T. Rowe Price Group, Inc.	2,444	138,722
Tanger Factory Outlet Centers, Inc. REIT	996	28,237
UBS AG (Switzerland)*	5,116	62,843
Universal Health Realty Income Trust REIT	622	22,958
Washington Real Estate Investment Trust REIT	875	23,809
Wells Fargo & Co.	10,471	270,779
WesBanco, Inc.	1,400	27,496
Westpac Banking Corp. (Australia)	4,174	88,203
Weyerhaeuser Co. REIT	5,081	85,310
Zurich Financial Services AG (Switzerland)	179	39,354

		4,818,248

Industrial — 8.0%
ABB Ltd. (Switzerland)	2,529	48,015
Actuant Corp., Class A	800	18,336
Acuity Brands, Inc.	544	27,336
AO Smith Corp.	500	19,630
Brady Corp., Class A	778	23,293
Caterpillar, Inc.	1,183	115,792
CIE de St-Gobain (France)	551	23,294
CLARCOR, Inc.	785	38,010
Clean Harbors, Inc.*	676	40,540
Drew Industries, Inc.*	1,200	26,040
Eaton Corp.	598	26,856
Emerson Electric Co.	1,294	67,612
EnerSys*	622	14,959
FANUC Corp. (Japan)	234	36,985
FedEx Corp.	544	45,196
FEI Co.*	500	20,180
General Dynamics Corp.	772	50,998
General Electric Co.	21,215	337,531
Genesee & Wyoming, Inc., Class A*	500	30,535
Golar LNG Ltd. (Bermuda)	700	30,520
GrafTech International Ltd.*	1,570	22,671
Greenbrier Cos., Inc.*	1,200	26,640

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
HEICO Corp.	500	$29,670
Hitachi Ltd. (Japan)	5,000	27,245
Ingersoll-Rand PLC (Ireland)	3,434	113,734
Jacobs Engineering Group, Inc.*	1,200	49,848
John Bean Technologies Corp.	1,400	23,044
Komatsu Ltd. (Japan)	1,088	26,559
Koninklijke Philips Electronics NV (Netherlands)	1,235	25,021
Measurement Specialties, Inc.*	800	22,824
Mitsubishi Electric Corp. (Japan)	2,333	21,398
Multi-Fineline Electronix, Inc.*	1,300	27,209
Nordson Corp.	933	43,907
Norfolk Southern Corp.	700	52,878
Old Dominion Freight Line, Inc.*	600	23,286
Polypore International, Inc.*	500	24,525
Republic Services, Inc.	3,523	96,706
Robbins & Myers, Inc.	400	21,280
Sauer-Danfoss, Inc.*	500	18,795
Schneider Electric S.A. (France)	626	35,393
Siemens AG (Germany)	1,050	105,995
Silgan Holdings, Inc.	790	30,763
Stanley Black & Decker, Inc.	1,500	98,145
Teledyne Technologies, Inc.*	400	22,672
Thermo Fisher Scientific, Inc.*	778	36,761
Triumph Group, Inc.	500	29,745
United Parcel Service, Inc., Class B	1,758	126,136
Vinci S.A. (France)	514	22,906

		2,247,414

Technology — 11.0%
Accenture PLC, Class A (Ireland)	1,200	69,516
Activision Blizzard, Inc.	9,900	122,958
Apple, Inc.*	1,571	600,436
Ariba, Inc.*	1,100	33,385
CACI International, Inc., Class A*	459	25,878
Canon, Inc. (Japan)	1,300	57,272
Concur Technologies, Inc.*	668	31,550
Deltek, Inc.*	3,500	28,525
EPIQ Systems, Inc.	1,800	24,300
Fortinet, Inc.*	1,600	38,384
Hewlett-Packard Co.	4,200	117,390
Intel Corp.	10,235	254,954
International Business Machines Corp.	2,213	416,045
Jack Henry & Associates, Inc.	1,311	43,538
Magma Design Automation, Inc.*	3,300	18,876
Mantech International Corp., Class A	400	13,520
Mentor Graphics Corp.*	1,000	12,740
Microsemi Corp.*	1,000	17,760
Microsoft Corp.	15,248	390,044
Monolithic Power Systems, Inc.*	1,900	22,876
Monotype Imaging Holdings, Inc.*	1,900	28,177
Omnicell, Inc.*	1,500	24,240
Oracle Corp.	10,200	319,770
Parametric Technology Corp.*	1,523	31,724
QLIK Technologies, Inc.*	900	24,633
Quality Systems, Inc.	564	19,937
Quest Software, Inc.*	1,258	22,732

	Number of Shares	Value

Technology (Continued)
Riverbed Technology, Inc.*	1,950	$50,700
Silicon Graphics International Corp.*	1,600	23,872
Silicon Image, Inc.*	4,100	20,131
TriQuint Semiconductor, Inc.*	1,837	8,028
VeriFone Systems, Inc.*	1,088	47,709
Xerox Corp.	13,598	110,823

		3,072,423

Utilities — 1.4%
CenterPoint Energy, Inc.	3,800	75,620
E.ON AG (Germany)	2,557	63,197
ENEL S.p.A (Italy)	8,256	35,031
GDF Suez (France)	1,434	40,123
Iberdrola S.A. (Spain)	5,358	35,753
National Grid PLC (United Kingdom)	4,455	43,758
Piedmont Natural Gas Co., Inc.	1,012	33,366
South Jersey Industries, Inc.	300	16,854
Southern Co.	1,502	65,952

		409,654

TOTAL COMMON STOCKS (Cost $27,570,256)		25,827,525

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	175	30,071

TOTAL PREFERRED STOCKS (Cost $37,426)		30,071

	Principal Amount	Value

CORPORATE BONDS — 4.6%
Basic Materials — 0.1%
Barrick North America Finance LLC 5.70%, 5/30/41	$15,000	16,421

Communications — 0.7%
America Movil S.A.B de CV (Mexico) 6.125%, 3/30/40	8,000	8,864
BellSouth Corp. 6.00%, 11/15/34	74,000	81,696
Cisco Systems, Inc. 5.90%, 2/15/39	20,000	23,915
Comcast Corp. 6.45%, 3/15/37	33,000	37,561
Time Warner Cable, Inc. 6.55%, 5/01/37	36,000	39,886
Verizon Communications, Inc. 6.00%, 4/01/41	8,000	9,449

		201,371

Consumer, Cyclical — 0.5%
CVS Caremark Corp. 6.302%, 6/01/37 (b)	14,000	13,967
6.125%, 9/15/39	15,000	16,747
Home Depot, Inc. 5.95%, 4/01/41	10,000	11,947

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value

Consumer, Cyclical (Continued)
Johnson Controls, Inc. 5.70%, 3/01/41	$8,000	$8,899
Target Corp. 7.00%, 1/15/38	26,000	33,822
Wal-Mart Stores, Inc. 6.50%, 8/15/37	42,000	53,154

		138,536

Consumer, Non-cyclical — 0.7%
Aetna, Inc. 6.625%, 6/15/36	5,000	6,047
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/39	13,000	19,561
Archer-Daniels-Midland Co. 5.765%, 3/01/41	10,000	12,295
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	27,000	34,948
Bristol-Myers Squibb Co. 5.875%, 11/15/36	17,000	20,872
Eli Lilly & Co. 5.55%, 3/15/37	19,000	22,549
Johnson & Johnson 5.95%, 8/15/37	15,000	19,619
Kroger (The) Co. 5.40%, 7/15/40	9,000	9,520
Procter & Gamble (The) Co. 5.55%, 3/05/37	31,000	39,479
Unilever Capital Corp. 5.90%, 11/15/32	17,000	21,560

		206,450

Energy — 0.6%
Apache Corp. 6.00%, 1/15/37	15,000	18,580
Hess Corp. 5.60%, 2/15/41	20,000	21,328
Marathon Petroleum Corp. 6.50%, 3/01/41	11,000	12,042
Oneok Partners LP 6.125%, 2/01/41	10,000	11,190
Petrobras International Finance Co. — Pifco (Cayman Islands) 6.75%, 1/27/41	12,000	13,129
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	25,000	33,210
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	18,000	20,867
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	12,000	16,677
Transocean, Inc. (Cayman Islands) 6.80%, 3/15/38	15,000	14,182

		161,205

Financial — 0.7%
Allstate (The) Corp. 5.55%, 5/09/35	33,000	33,887
Bank of America NA 6.00%, 10/15/36	30,000	25,055

	Principal Amount	Value

Financial (Continued)
Chubb Corp. 6.00%, 5/11/37	$17,000	$19,764
General Electric Capital Corp., MTN 5.875%, 1/14/38	19,000	18,769
Goldman Sachs Capital II 5.793%, 6/01/43 (b)	8,000	5,180
JPMorgan Chase & Co. 5.50%, 10/15/40	28,000	28,834
Principal Financial Group, Inc. 6.05%, 10/15/36	6,000	6,103
Prudential Financial, Inc., MTN 6.20%, 11/15/40	15,000	14,767
Wachovia Bank NA, MTN 6.60%, 1/15/38	28,000	30,643

		183,002

Industrial — 0.5%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	27,000	33,386
Caterpillar, Inc. 5.20%, 5/27/41	12,000	13,648
CSX Corp. 6.00%, 10/01/36	28,000	32,540
GE Capital Trust I 6.375%, 11/15/67 (b)	8,000	7,820
Lockheed Martin Corp., Series B 6.15%, 9/01/36	4,000	4,515
Norfolk Southern Corp. 7.90%, 5/15/97	7,000	10,715
United Parcel Service, Inc. 6.20%, 1/15/38	7,000	8,858
United Technologies Corp. 6.125%, 7/15/38	17,000	21,208

		132,690

Technology — 0.1%
Oracle Corp. — 144A 5.375%, 7/15/40	22,000	25,403

Utilities — 0.7%
Florida Power & Light Co. 5.95%, 2/01/38	11,000	14,316
5.25%, 2/01/41	14,000	16,812
Georgia Power Co. 5.40%, 6/01/40	15,000	17,648
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	55,000	65,682
Pacific Gas & Electric Co. 6.05%, 3/01/34	52,000	62,695
Southern California Edison Co. 6.05%, 3/15/39	4,000	5,300
Southern California Gas Co. 5.125%, 11/15/40	14,000	16,640

		199,093

TOTAL CORPORATE BONDS (Cost $1,195,972)		1,264,171

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 2.2%
United States Treasury Bonds/Notes — 2.2%
4.50%, 8/15/39	$30,000	$38,461
4.375%, 11/15/39	100,000	125,859
4.625%, 2/15/40	100,000	130,782
4.375%, 5/15/40	88,500	111,441
3.875%, 8/15/40	90,000	104,442
4.75%, 2/15/41	80,000	106,862

		617,847

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $505,840)		617,847

SOVEREIGN BONDS — 0.5%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	48,000	64,440
Panama Government International Bond (Panama) 6.70%, 1/26/36	24,000	31,200
Tennessee Valley Authority 4.875%, 1/15/48	37,000	44,636

		140,276

TOTAL SOVEREIGN BONDS (Cost $124,632)		140,276

	Number of Shares
RIGHTS — 0.0% (c)
Consumer, Non-cyclical — 0.0% (c)
Lexicon Pharmaceuticals, Inc., expires 12/22/11*	15,300	261

TOTAL RIGHTS (Cost $0)		261

TOTAL INVESTMENTS — 99.7% (Cost $29,434,126)		$27,880,151
Other assets less liabilities — 0.3%		93,987

NET ASSETS — 100.0%		$27,974,138

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 the aggregate market value of this security amounted to $25,403 or 0.1% of net assets.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Variable Rate Coupon. Stated interest rate was in effect at November 30, 2011.

(c) Less than 0.1%.

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 26.6%
Basic Materials — 1.4%
Air Liquide S.A. (France)	44	$5,565
Allied Nevada Gold Corp.*	125	4,486
Anglo American PLC (United Kingdom)	207	7,879
BASF SE (Germany)	142	10,330
Bayer AG (Germany)	135	8,861
BHP Billiton Ltd. (Australia)	633	22,707
BHP Billiton PLC (United Kingdom)	353	10,821
Coeur d’Alene Mines Corp.*	125	3,659
Dow Chemical (The) Co.	351	9,726
E.I. du Pont de Nemours & Co.	240	11,453
Freeport-McMoRan Copper & Gold, Inc.	200	7,920
Hecla Mining Co.	400	2,476
Horsehead Holding Corp.*	300	2,787
Linde AG (Germany)	58	8,916
Molycorp, Inc.*	200	6,770
Newcrest Mining Ltd. (Australia)	230	8,175
Newmont Mining Corp.	162	11,159
Quaker Chemical Corp.	100	3,891
Rio Tinto Ltd. (Australia)	129	8,342
Rio Tinto PLC (United Kingdom)	350	18,381
Rockwood Holdings, Inc.*	80	3,565
Syngenta AG (Switzerland)	48	14,113
Vulcan Materials Co.	225	7,299
Westlake Chemical Corp.	100	4,200
WR Grace & Co.*	100	4,167
Xstrata PLC (United Kingdom)	517	8,270

		215,918

Communications — 3.1%
AboveNet, Inc.*	100	5,974
Acme Packet, Inc.*	150	5,015
Amazon.com, Inc.*	110	21,152
Aruba Networks, Inc.*	200	4,220
AT&T, Inc.	1,896	54,946
Cisco Systems, Inc.	1,707	31,819
Comcast Corp., Class A	871	19,745
Corning, Inc.	585	7,763
Deutsche Telekom AG (Germany)	450	5,840
DISH Network Corp., Class A*	600	14,742
eBay, Inc.*	400	11,836
France Telecom S.A. (France)	299	5,152
Google, Inc., Class A*	88	52,745
InterDigital, Inc.	100	4,396
IPG Photonics Corp.*	100	3,833
Motorola Solutions, Inc.*	500	23,335
News Corp., Class A	587	10,237
Nokia OYJ (Finland)	566	3,256
NTT DoCoMo, Inc. (Japan)	2	3,478
QUALCOMM, Inc.	500	27,400
Rackspace Hosting, Inc.*	149	6,464
Softbank Corp. (Japan)	300	9,843
Sprint Nextel Corp.*	4,400	11,880
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	922	9,891
Thomson Reuters Corp. (Canada)	225	6,091
TIBCO Software, Inc.*	322	8,823

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	351	$12,222
United Online, Inc.	700	3,696
Verizon Communications, Inc.	810	30,561
Viasat, Inc.*	100	4,732
Vivendi (France)	201	4,632
Vodafone Group PLC (United Kingdom)	11,988	32,468
Walt Disney (The) Co.	595	21,330
Yahoo!, Inc.*	450	7,070

		486,587

Consumer, Cyclical — 2.5%
Alaska Air Group, Inc.*	75	5,207
Ascena Retail Group, Inc.*	180	4,954
Bayerische Motoren Werke AG (Germany)	98	7,385
Bebe Stores, Inc.	600	4,416
Brunswick Corp.	200	3,724
Cabela’s, Inc.*	100	2,357
Cash America International, Inc.	100	4,971
Cie Financiere Richemont S.A. (Switzerland)	100	5,407
Cinemark Holdings, Inc.	281	5,505
Columbia Sportswear Co.	35	1,778
CROCS, Inc.*	100	1,551
CVS Caremark Corp.	432	16,779
Daimler AG (Germany)	130	5,882
Dana Holding Corp.*	300	3,738
Deckers Outdoor Corp.*	75	8,171
Dillard’s, Inc., Class A	50	2,350
DSW, Inc., Class A	100	4,500
Ezcorp, Inc., Class A*	100	2,909
Ford Motor Co.*	1,247	13,218
Hennes & Mauritz AB, Class B (Sweden)	154	4,887
Honda Motor Co. Ltd. (Japan)	258	7,940
Johnson Controls, Inc.	225	7,083
Kohl’s Corp.	400	21,520
Las Vegas Sands Corp.*	200	9,342
McDonald’s Corp.	321	30,662
Men’s Wearhouse (The), Inc.	112	3,117
Mitsubishi Corp. (Japan)	249	4,975
Mitsui & Co. Ltd. (Japan)	360	5,481
Nike, Inc., Class B	150	14,427
Nintendo Co. Ltd. (Japan)	16	2,397
Nu Skin Enterprises, Inc., Class A	150	7,161
Penske Automotive Group, Inc.	200	4,058
Red Robin Gourmet Burgers, Inc.*	100	2,658
Saks, Inc.*	375	3,570
Sally Beauty Holdings, Inc.*	300	6,030
Sony Corp. (Japan)	169	2,987
Steelcase, Inc., Class A	200	1,568
Target Corp.	200	10,540
Titan Machinery, Inc.*	200	4,340
Toyota Motor Corp. (Japan)	480	15,513
Ulta Salon Cosmetics & Fragrance, Inc.*	100	6,962
Under Armour, Inc., Class A*	50	4,067
Wal-Mart Stores, Inc.	1,175	69,207
Warnaco Group (The), Inc.*	83	4,207
Watsco, Inc.	75	4,763
Wesfarmers Ltd. (Australia)	310	9,710

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Wolverine World Wide, Inc.	100	$3,684
World Fuel Services Corp.	158	6,773

		384,431

Consumer, Non-cyclical — 5.4%
Abbott Laboratories	471	25,693
Acacia Research — Acacia Technologies*	100	3,482
AMERIGROUP Corp.*	36	2,058
Amgen, Inc.	300	17,373
Anheuser-Busch InBev NV (Belgium)	112	6,679
AstraZeneca PLC (United Kingdom)	207	9,572
Bristol-Myers Squibb Co.	500	16,360
British American Tobacco PLC (United Kingdom)	279	12,923
Bruker Corp.*	244	3,055
Cardinal Health, Inc.	500	21,230
Catalyst Health Solutions, Inc.*	120	6,242
Centene Corp.*	150	5,807
Coca-Cola (The) Co.	796	53,515
Cubist Pharmaceuticals, Inc.*	100	3,857
DANONE S.A. (France)	130	8,583
Diageo PLC (United Kingdom)	378	8,097
Geo Group (The), Inc.*	100	1,770
Geron Corp.*	1,100	1,837
GlaxoSmithKline PLC (United Kingdom)	1,161	25,628
HEALTHSOUTH Corp.*	225	3,888
Healthspring, Inc.*	100	5,462
Healthways, Inc.*	200	1,302
Humana, Inc.	200	17,736
Imperial Tobacco Group PLC (United Kingdom)	290	10,436
Incyte Corp. Ltd.*	200	2,754
Intuitive Surgical, Inc.*	50	21,710
JM Smucker (The) Co.	200	15,196
Johnson & Johnson	836	54,106
Kraft Foods, Inc., Class A	506	18,292
Lancaster Colony Corp.	64	4,506
Lexicon Pharmaceuticals, Inc.*	2,500	2,925
Live Nation Entertainment, Inc.*	450	3,888
Magellan Health Services, Inc.*	103	5,218
MannKind Corp.*	1,200	3,672
MasterCard, Inc., Class A	35	13,109
Medicis Pharmaceutical Corp., Class A	100	3,265
Merck & Co., Inc.	974	34,821
Micromet, Inc.*	700	4,291
Navigant Consulting, Inc.*	400	4,508
Nestle S.A. (Switzerland)	679	38,158
Novartis AG (Switzerland)	363	19,627
Novo Nordisk A/S, Class B (Denmark)	79	8,980
Onyx Pharmaceuticals, Inc.*	100	4,410
Pfizer, Inc.	2,610	52,383
Pharmasset, Inc.*	200	26,198
Procter & Gamble (The) Co.	845	54,562
Quidel Corp.*	300	5,445
Roche Holding AG (Switzerland)	164	26,128
Rollins, Inc.	330	7,326
Ruddick Corp.	128	5,101

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Salix Pharmaceuticals Ltd.*	150	$6,621
Sanofi (France)	168	11,780
Seaboard Corp.	2	4,019
Seattle Genetics, Inc.*	200	3,326
Select Medical Holdings Corp.*	300	2,601
Sirona Dental Systems, Inc.*	20	889
Sotheby’s	150	4,712
Takeda Pharmaceutical Co. Ltd. (Japan)	160	6,482
Tesco PLC (United Kingdom)	1,246	7,941
Teva Pharmaceutical Industries Ltd. (Israel)	187	7,408
Tootsie Roll Industries, Inc.	100	2,411
TreeHouse Foods, Inc.*	75	4,945
Unilever NV (Netherlands)	246	8,377
Unilever PLC (United Kingdom)	197	6,621
United Rentals, Inc.*	100	2,814
UnitedHealth Group, Inc.	339	16,533
ViroPharma, Inc.*	100	2,401
Visa, Inc., Class A	222	21,527

		834,572

Diversified — 0.1%
Compass Diversified Holdings	100	1,282
LVMH Moet Hennessy Louis Vuitton S.A. (France)	46	7,220

		8,502

Energy — 3.3%
Berry Petroleum Co., Class A	175	7,679
BG Group PLC (United Kingdom)	585	12,499
Bill Barrett Corp.*	22	858
BP PLC (United Kingdom)	3,141	22,762
Brigham Exploration Co.*	225	8,197
Cameron International Corp.*	300	16,197
Chevron Corp.	696	71,563
ConocoPhillips	426	30,382
Crosstex Energy, Inc.	300	3,591
Dril-Quip, Inc.*	75	5,335
El Paso Corp.	1,100	27,511
Endeavour International Corp.*	300	2,073
ENI S.p.A (Italy)	414	8,739
EQT Corp.	200	12,402
Exxon Mobil Corp.	1,631	131,197
Halliburton Co.	300	11,040
McMoRan Exploration Co.*	200	3,196
Peabody Energy Corp.	343	13,456
Royal Dutch Shell PLC, Class A (United Kingdom)	595	20,813
Royal Dutch Shell PLC, Class B (United Kingdom)	459	16,503
RPC, Inc.	180	3,514
Schlumberger Ltd. (Netherland Antilles)	433	32,617
Southwestern Energy Co.*	434	16,514
Statoil ASA (Norway)	657	16,981
Total S.A. (France)	350	18,062
Vantage Drilling Co.*	2,400	2,880
Woodside Petroleum Ltd. (Australia)	88	2,965

		519,526

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Financial — 5.0%
1st Source Corp.	200	$5,022
Alexander’s, Inc. REIT	13	5,156
Allianz SE (Germany)	73	7,565
Allstate (The) Corp.	800	21,432
Alterra Capital Holdings Ltd. (Bermuda)	200	4,590
American Campus Communities, Inc. REIT	164	6,452
American Capital Agency Corp. REIT	200	5,738
American Capital Ltd.*	749	5,221
American Express Co.	375	18,015
American International Group, Inc.*	600	13,986
Apollo Investment Corp.	450	3,245
Australia & New Zealand Banking Group Ltd. (Australia)	668	13,656
AvalonBay Communities, Inc. REIT	100	12,485
AXA S.A. (France)	240	3,463
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	492	4,155
Banco Santander S.A. (Spain)	2,030	15,300
Bank of America Corp.	3,589	19,524
Barclays PLC (United Kingdom)	2,950	8,363
Berkshire Hathaway, Inc., Class B*	808	63,639
BioMed Realty Trust, Inc. REIT	225	4,007
BNP Paribas (France)	285	11,306
Boston Private Financial Holdings, Inc.	700	5,439
Boston Properties, Inc. REIT	225	21,460
CBL & Associates Properties, Inc. REIT	300	4,287
Charles Schwab (The) Corp.	451	5,394
Chemical Financial Corp.	200	4,112
Citigroup, Inc.	939	25,804
Cohen & Steers, Inc.	100	2,722
Commonwealth Bank of Australia (Australia)	368	17,919
Credit Acceptance Corp.*	75	6,151
Credit Suisse Group AG (Switzerland)	139	3,354
DCT Industrial Trust, Inc. REIT	400	1,924
Deutsche Bank AG (Germany) (a)	167	6,433
Entertainment Properties Trust REIT	75	3,353
Equity Lifestyle Properties, Inc., REIT	75	4,637
Equity One, Inc. REIT	230	3,843
Equity Residential REIT	75	4,139
Franklin Resources, Inc.	76	7,662
Goldman Sachs Group (The), Inc.	164	15,721
Hatteras Financial Corp. REIT	100	2,680
HCP, Inc. REIT	600	23,189
HFF, Inc., Class A*	300	3,366
Highwoods Properties, Inc. REIT	145	4,182
Home Properties, Inc., REIT	75	4,123
HSBC Holdings PLC (United Kingdom)	3,503	27,246
ING Groep NV (Netherlands)*	901	6,961
Invesco Mortgage Capital, Inc. REIT	100	1,577
JPMorgan Chase & Co.	1,231	38,124
Kilroy Realty Corp. REIT	50	1,805
LaSalle Hotel Properties REIT	150	3,512
Lloyds Banking Group PLC (United Kingdom)*	8,217	3,208
Meadowbrook Insurance Group, Inc.	400	4,080
MFA Financial, Inc. REIT	581	3,997
Mid-America Apartment Communities, Inc. REIT	60	3,439
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,936	8,180

	Number of Shares	Value

Financial (Continued)
Mizuho Financial Group, Inc. (Japan)	9,480	$12,212
National Australia Bank Ltd. (Australia)	273	6,565
National Retail Properties, Inc. REIT	210	5,557
NewStar Financial, Inc.*	400	3,956
Nordea Bank AB (Sweden)	471	3,747
OMEGA Healthcare Investors, Inc. REIT	219	3,927
PennantPark Investment Corp.	400	4,240
Pinnacle Financial Partners, Inc.*	300	4,497
Post Properties, Inc. REIT	100	3,999
Primerica, Inc.	100	2,296
ProAssurance Corp.	76	6,050
Prosperity Bancshares, Inc.	101	4,039
Prudential PLC (United Kingdom)	931	9,122
Public Storage REIT	75	9,893
S&T Bancorp, Inc.	200	3,692
Signature Bank*	75	4,382
Simon Property Group, Inc. REIT	82	10,196
Societe Generale (France)	75	1,825
Standard Chartered PLC (United Kingdom)	301	6,552
Sumitomo Mitsui Financial Group, Inc. (Japan)	332	8,934
SVB Financial Group*	75	3,528
T. Rowe Price Group, Inc.	350	19,865
Tanger Factory Outlet Centers, Inc. REIT	110	3,119
UBS AG (Switzerland)*	522	6,412
Universal Health Realty Income Trust REIT	75	2,768
Washington Real Estate Investment Trust REIT	154	4,190
Wells Fargo & Co.	1,699	43,937
WesBanco, Inc.	200	3,928
Westamerica Bancorporation	65	2,984
Westpac Banking Corp. (Australia)	611	12,911
Weyerhaeuser Co. REIT	732	12,290
Zurich Financial Services AG (Switzerland)	23	5,057

		773,013

Industrial — 2.3%
ABB Ltd. (Switzerland)	360	6,835
Actuant Corp., Class A	100	2,292
Acuity Brands, Inc.	75	3,769
AO Smith Corp.	100	3,926
Brady Corp., Class A	150	4,491
Brink’s (The) Co.	100	2,462
Caterpillar, Inc.	163	15,955
CIE de St-Gobain (France)	175	7,398
CLARCOR, Inc.	124	6,004
Clean Harbors, Inc.*	150	8,996
Cymer, Inc.*	100	4,472
Drew Industries, Inc.*	200	4,340
Eaton Corp.	70	3,144
Emerson Electric Co.	227	11,860
EnerSys*	100	2,405
Fanuc Corp. (Japan)	60	9,483
FedEx Corp.	75	6,231
FEI Co.*	100	4,036
General Dynamics Corp.	124	8,191
General Electric Co.	3,393	53,982
Genesee & Wyoming, Inc., Class A*	100	6,107
Golar LNG Ltd. (Bermuda)	100	4,360

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
GrafTech International Ltd.*	300	$4,332
Greenbrier Cos., Inc.*	200	4,440
HEICO Corp.	100	5,934
Ingersoll-Rand PLC (Ireland)	525	17,389
Jacobs Engineering Group, Inc.*	200	8,308
John Bean Technologies Corp.	200	3,292
Komatsu Ltd. (Japan)	200	4,882
Koninklijke Philips Electronics NV (Netherlands)	188	3,809
Measurement Specialties, Inc.*	100	2,853
Multi-Fineline Electronix, Inc.*	200	4,186
Nordson Corp.	50	2,353
Norfolk Southern Corp.	100	7,554
Old Dominion Freight Line, Inc.*	100	3,881
Polypore International, Inc.*	100	4,905
Republic Services, Inc.	553	15,179
Robbins & Myers, Inc.	100	5,320
Sauer-Danfoss, Inc.*	100	3,759
Schneider Electric S.A. (France)	74	4,184
Siemens AG (Germany)	142	14,335
Silgan Holdings, Inc.	89	3,466
Stanley Black & Decker, Inc.	200	13,086
Teledyne Technologies, Inc.*	100	5,668
Thermo Fisher Scientific, Inc.*	150	7,087
Triumph Group, Inc.	100	5,949
United Parcel Service, Inc., Class B	308	22,099
Vinci S.A. (France)	71	3,164

		362,153

Technology — 3.1%
Accenture PLC, Class A (Ireland)	200	11,586
Activision Blizzard, Inc.	1,600	19,872
Apple, Inc.*	242	92,492
Ariba, Inc.*	200	6,070
Canon, Inc. (Japan)	300	13,217
Concur Technologies, Inc.*	120	5,668
Deltek, Inc.*	600	4,890
EPIQ Systems, Inc.	300	4,050
Fortinet, Inc.*	300	7,197
Hewlett-Packard Co.	700	19,565
Intel Corp.	1,574	39,208
International Business Machines Corp.	375	70,501
Jack Henry & Associates, Inc.	102	3,387
Magma Design Automation, Inc.*	500	2,860
Mantech International Corp., Class A	100	3,380
MedAssets, Inc.*	200	1,912
Mentor Graphics Corp.*	300	3,822
Microsemi Corp.*	200	3,552
Microsoft Corp.	2,402	61,443
Monolithic Power Systems, Inc.*	300	3,612
Monotype Imaging Holdings, Inc.*	300	4,449
Omnicell, Inc.*	200	3,232
Oracle Corp.	1,600	50,160
Parametric Technology Corp.*	194	4,041
QLIK Technologies, Inc.*	200	5,474
Quest Software, Inc.*	231	4,174
Riverbed Technology, Inc.*	222	5,772

	Number of Shares	Value

Technology (Continued)
Silicon Graphics International Corp.*	300	$4,476
Silicon Image, Inc.*	700	3,437
TriQuint Semiconductor, Inc.*	375	1,639
VeriFone Systems, Inc.*	50	2,193
Xerox Corp.	2,048	16,691

		484,022

Utilities — 0.4%
CenterPoint Energy, Inc.	600	11,940
E.ON AG (Germany)	309	7,637
ENEL S.p.A (Italy)	816	3,462
GDF Suez (France)	185	5,176
Iberdrola S.A. (Spain)	1,284	8,568
National Grid PLC (United Kingdom)	1,041	10,225
Piedmont Natural Gas Co., Inc.	177	5,836
South Jersey Industries, Inc.	100	5,618
Southern Co.	232	10,187

		68,649

TOTAL COMMON STOCKS (Cost $4,149,897)		4,137,373

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	47	8,076

TOTAL PREFERRED STOCKS (Cost $10,052)		8,076

	Principal Amount	Value

CORPORATE BONDS — 9.9%
Basic Materials — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$22,000	23,260

Communications — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	20,000	21,773
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	50,000	54,656
Google, Inc. 1.25%, 5/19/14	10,000	10,155

		86,584

Consumer, Cyclical — 0.2%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	29,000	30,673

Consumer, Non-cyclical — 0.4%
Kroger (The) Co. 5.50%, 2/01/13	40,000	41,797
Wyeth 5.50%, 2/01/14	26,000	28,598

		70,395

Energy — 0.7%
Apache Corp. 5.25%, 4/15/13	20,000	21,231
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	30,000	31,503

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

November 30, 2011 (Unaudited)

	Principal Amount	Value

Energy (Continued)
Spectra Energy Capital LLC 6.25%, 2/15/13	$60,000	$63,118

		115,852

Financial — 5.9%
Bank of America Corp., MTN 3.125%, 6/15/12	108,000	109,801
Bank of America Corp. 4.875%, 1/15/13	112,000	111,942
Bank of New York Mellon (The) Corp., MTN 4.30%, 5/15/14	52,000	55,711
Boeing Capital Corp. 5.80%, 1/15/13	54,000	57,068
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	20,000	22,234
Citigroup, Inc. 6.375%, 8/12/14	25,000	26,357
General Electric Capital Corp., Series G, MTN 5.25%, 10/19/12	20,000	20,798
General Electric Capital Corp., Series A, MTN 5.875%, 2/15/12	14,000	14,143
HSBC Finance Corp. 6.375%, 11/27/12	77,000	79,085
John Deere Capital Corp. 7.00%, 3/15/12	44,000	44,837
JPMorgan Chase & Co. 5.75%, 1/02/13	224,000	232,546
Morgan Stanley 5.30%, 3/01/13	64,000	63,935
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	36,000	38,605
Wachovia Corp. 5.25%, 8/01/14	44,000	46,481

		923,543

Government — 1.4%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	156,000	168,348
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	50,000	51,622

		219,970

Technology — 0.2%
Hewlett-Packard Co. 6.125%, 3/01/14	26,000	28,569

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	40,000	42,830

TOTAL CORPORATE BONDS (Cost $1,530,901)		1,541,676

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 62.8%
Federal Home Loan Banks — 1.1%
1.125%, 5/18/12	170,000	170,784

	Principal Amount	Value

Federal Home Loan Mortgage Corp. — 4.8%
2.125%, 3/23/12	$170,000	$171,078
4.50%, 1/15/13	539,000	564,712

		735,790

Federal National Mortgage Association — 0.7%
1.50%, 6/26/13	110,000	112,066

United States Treasury Bonds/Notes — 56.2%
0.875%, 1/31/12	570,000	570,891
1.375%, 2/15/12	542,000	543,588
1.375%, 5/15/12	158,700	159,667
4.75%, 5/31/12	575,800	589,251
1.75%, 8/15/12	254,000	256,987
1.125%, 12/15/12	565,000	570,716
2.875%, 1/31/13	702,500	724,701
2.50%, 3/31/13	625,000	644,238
1.125%, 6/15/13	390,000	395,423
1.00%, 7/15/13	119,000	120,492
3.375%, 7/31/13	484,000	509,353
3.125%, 8/31/13	535,000	561,897
0.75%, 9/15/13	565,000	570,121
0.75%, 12/15/13	565,000	570,562
1.25%, 2/15/14	500,000	510,547
1.00%, 5/15/14	613,000	623,200
4.75%, 5/15/14	727,500	806,048

		8,727,682

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,693,822)		9,746,322

SOVEREIGN BOND — 0.2%
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	30,000	31,725

TOTAL SOVEREIGN BONDS (Cost $31,846)		31,725

	Number of Shares
RIGHTS — 0.0% (b)
Consumer, Non-cyclical — 0.0% (b)
Lexicon Pharmaceuticals, Inc., expires 12/22/11*	2,500	43

TOTAL RIGHTS (Cost $0)		43

TOTAL INVESTMENTS — 99.6% (Cost $15,416,518)		$15,465,215
Other assets less liabilities — 0.4%		64,507

NET ASSETS — 100.0%		$15,529,722

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	40

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2011 (Unaudited)

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund
Assets
Investments at fair value	$14,191,522	$36,279,394	$29,095,284
Investments in Affiliates at fair value (See Note 5)	3,236	34,553	43,181
Cash	52,263	90,254	85,500
Foreign currency at value	6,235	15,881	16,262
Receivables:
Investment securities sold	657,819	—	—
Interest and dividends	76,027	166,131	156,560
From investment advisor	6,874	5,509	6,165
Foreign tax reclaim	993	16,944	20,024
Prepaid expenses	1,149	1,149	1,149

Total Assets	$14,996,118	$36,609,815	$29,424,125

Liabilities
Payables:
Investment securities purchased	$660,512	$—	$—
Investment advisory fees	22,937	57,862	51,205
Accrued expenses and other liabilities	72,437	100,128	93,089

Total Liabilities	755,886	157,990	144,294

Net Assets	$14,240,232	$36,451,825	$29,279,831

Net Assets Consist of
Paid-in capital	$15,824,773	$41,001,140	$35,005,008
Undistributed net investment income	104,045	545,521	620,607
Accumulated net realized loss	(1,685,082)	(4,268,901)	(5,593,693)
Net unrealized appreciation (depreciation)	(3,504)	(825,935)	(752,091)

Net Assets	$14,240,232	$36,451,825	$29,279,831

Number of Common Shares outstanding(1)	600,800	1,600,800	1,400,800

Net Asset Value	$23.70	$22.77	$20.90

Investments at cost	$14,193,425	$37,069,694	$29,803,404
Investments in Affiliates at cost	$4,750	$70,784	$87,710
Foreign currency at cost	$6,414	$15,905	$16,360

(1)	12.5 billion Common Shares of par value $0.0001 have been authorized.

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2011 (Unaudited)

	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Assets
Investments at fair value	$27,830,036	$15,458,782
Investments in Affiliates at fair value (See Note 5)	50,115	6,433
Cash	89,824	692,204
Foreign currency at value	12,442	3,982
Receivables:
Investment securities sold	—	—
Interest and dividends	101,788	81,195
From investment advisor	3,250	6,769
Foreign tax reclaim	21,728	1,556
Prepaid expenses	1,149	1,149

Total Assets	$28,110,332	$16,252,070

Liabilities
Payables:
Investment securities purchased	$—	$623,057
Investment advisory fees	43,773	24,873
Accrued expenses and other liabilities	92,421	74,418

Total Liabilities	136,194	722,348

Net Assets	$27,974,138	$15,529,722

Net Assets Consist of
Paid-in capital	$35,666,737	$15,643,754
Undistributed net investment income	491,835	92,786
Accumulated net realized loss	(6,631,065)	(255,490)
Net unrealized appreciation (depreciation)	(1,553,369)	48,672

Net Assets	$27,974,138	$15,529,722

Number of Common Shares outstanding(1)	1,400,800	600,800

Net Asset Value	$19.97	$25.85

Investments at cost	$29,337,204	$15,404,830
Investments in Affiliates at cost	$96,922	$11,688
Foreign currency at cost	$12,476	$4,088

(1)	12.5 billion Common Shares of par value $0.0001 have been authorized.

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2011 (Unaudited)

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund
Investment Income
Unaffiliated interest income	$81,301	$125,568	$162,180
Affiliated interest income	—	1,241	—
Unaffiliated dividend income*	20,066	227,568	284,646

Total investment income	101,367	354,377	446,826

Expenses
Advisory fees	46,287	118,465	106,271
Professional fees	23,073	40,993	38,562
Insurance	13,619	13,619	13,619
Directors	11,357	29,309	26,767
Listing fees	9,000	9,000	9,000
Printing	5,836	15,993	14,495
Other expenses	1,470	3,619	3,317

Total Expenses	110,642	230,998	212,031

Less fees waived and expenses reimbursed: (See Note 3)	(64,198)	(112,375)	(105,602)

Net Expenses	46,444	118,623	106,429

Net Investment Income	54,923	235,754	340,397

Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	319,233	2,123,409	1,900,598
In-kind redemptions	—	—	436,362
Foreign currency related transactions	(44)	623	(115)

Net realized gain (loss)	319,189	2,124,032	2,336,845
Net change in unrealized appreciation (depreciation) of:
Investments	(541,370)	(4,317,760)	(4,430,931)
Foreign currency translations	(450)	(2,276)	(2,557)

Net change in unrealized appreciation (depreciation)	(541,820)	(4,320,036)	(4,433,488)

Net loss on investment and foreign currency transactions	(222,631)	(2,196,004)	(2,096,643)

Net Decrease in Net Assets from Operations	$(167,708)	$(1,960,250)	$(1,756,246)

* Foreign taxes withheld	$451	$2,546	$3,217

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended November 30, 2011 (Unaudited)

	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Investment Income
Unaffiliated interest income	$41,777	$52,482
Affiliated interest income	—	—
Unaffiliated dividend income*	297,356	46,355

Total investment income	339,133	98,837

Expenses
Advisory fees	92,539	50,489
Professional fees	37,997	24,222
Insurance	13,619	13,619
Directors	24,081	12,431
Listing fees	9,000	9,000
Printing	14,312	6,466
Other expenses	3,258	1,613

Total Expenses	194,806	117,840

Less fees waived and expenses reimbursed (See Note 3)	(102,107)	(67,193)

Net Expenses	92,699	50,647

Net Investment Income	246,434	48,190

Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	1,546,357	333,441
In-kind redemptions	689,559	—
Foreign currency related transactions	358	13

Net realized gain (loss)	2,236,274	333,454
Net change in unrealized appreciation (depreciation) of:
Investments	(5,100,210)	(799,501)
Foreign currency translations	(2,814)	(467)

Net change in unrealized appreciation (depreciation)	(5,103,024)	(799,968)

Net loss on investment and foreign currency transactions	(2,866,750)	(466,514)

Net Decrease in Net Assets from Operations	$(2,620,316)	$(418,324)

* Foreign taxes withheld	$3,381	$599

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db-X 2010 Target Date Fund		db-X 2020 Target Date Fund
	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$54,923	$259,227	$235,754	$796,965
Net realized gain (loss)	319,189	246,903	2,124,032	1,315,217
Net change in unrealized appreciation (depreciation)	(541,820)	489,001	(4,320,036)	4,709,585

Net increase (decrease) resulting from operations	(167,708)	995,131	(1,960,250)	6,821,767

Distributions to Shareholders from
Net investment income	—	(396,186)	—	(951,011)

Total distributions	—	(396,186)	—	(951,011)

Fund Share Transactions
Value of shares redeemed	—	(4,801,447)	—	(8,863,437)

Net decrease resulting from fund share transactions	—	(4,801,447)	—	(8,863,437)

Total increase (decrease) in Net Assets	(167,708)	(4,202,502)	(1,960,250)	(2,992,681)

Net Assets
Beginning of period	14,407,940	18,610,442	38,412,075	41,404,756

End of period	$14,240,232	$14,407,940	$36,451,825	$38,412,075

Undistributed net investment income	$104,045	$49,122	$545,521	$309,767

Changes in Shares Outstanding
Shares outstanding, beginning of period	600,800	800,800	1,600,800	2,000,800
Shares redeemed	—	(200,000)	—	(400,000)

Shares outstanding, end of period	600,800	600,800	1,600,800	1,600,800

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X 2030 Target Date Fund		db-X 2040 Target Date Fund
	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$340,397	$667,290	$246,434	$533,566
Net realized gain (loss)	2,336,845	720,854	2,236,274	161,610
Net change in unrealized appreciation (depreciation)	(4,433,488)	6,036,838	(5,103,024)	6,856,485

Net increase (decrease) resulting from operations	(1,756,246)	7,424,982	(2,620,316)	7,551,661

Distributions to Shareholders from
Net investment income	—	(733,001)	—	(580,727)

Total distributions	—	(733,001)	—	(580,727)

Fund Share Transactions
Value of shares redeemed	(4,271,271)	(4,124,355)	(4,128,167)	(3,725,058)

Net decrease resulting from fund share transactions	(4,271,271)	(4,124,355)	(4,128,167)	(3,725,058)

Total increase (decrease) in Net Assets	(6,027,517)	2,567,626	(6,748,483)	3,245,876

Net Assets
Beginning of period	35,307,348	32,739,722	34,722,621	31,476,745

End of period	$29,279,831	$35,307,348	$27,974,138	$34,722,621

Undistributed net investment income	$620,607	$280,210	$491,835	$245,401

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,600,800	1,800,800	1,600,800	1,800,800
Shares redeemed	(200,000)	(200,000)	(200,000)	(200,000)

Shares outstanding, end of period	1,400,800	1,600,800	1,400,800	1,600,800

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X In-Target Date Fund
	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$48,190	$173,382
Net realized gain (loss)	333,454	436,471
Net change in unrealized appreciation (depreciation)	(799,968)	676,488

Net increase (decrease) resulting from operations	(418,324)	1,286,341

Distributions to Shareholders from
Net investment income	—	(231,750)

Total distributions	—	(231,750)

Fund Share Transactions
Value of shares redeemed	—	(5,180,562)

Net decrease resulting from fund share transactions	—	(5,180,562)

Total increase (decrease) in Net Assets	(418,324)	(4,125,971)

Net Assets
Beginning of period	15,948,046	20,074,017

End of period	$15,529,722	$15,948,046

Undistributed net investment income	$92,786	$44,596

Changes in Shares Outstanding
Shares outstanding, beginning of period	600,800	800,800
Shares redeemed	—	(200,000)

Shares outstanding, end of period	600,800	600,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2010 Target Date Fund		2011	2010	2009
Net Asset Value, beginning of period	$23.98	$23.24	$22.09	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.09	0.37	0.55	0.69		0.55
Net realized and unrealized gain (loss)**	(0.37)	0.99	1.11	(2.67)		(0.80)
Contributions from advisor	—	0.04	—	—		—

Net increase (decrease) in net asset value from operations	(0.28)	1.40	1.66	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	—	(0.66)	(0.51)	(0.86)		(0.18)
Net realized capital gains	—	—	—	—		(0.03)

Total distributions	—	(0.66)	(0.51)	(0.86)		(0.21)

Net Asset Value, end of period	$23.70	$23.98	$23.24	$22.09		$24.93

Total Return
Total investment return based on net asset value***	(1.17)%	6.09%	7.51%	(7.87)%		(0.99)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$14,240	$14,408	$18,610	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%†	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.55%†	1.70%	2.10%	1.70%		1.55%†
Net investment income	0.77%†	1.56%	2.32%	3.09%		3.33%†
Portfolio turnover rate††	51%	58%	51%	54%		22%

	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2020 Target Date Fund		2011	2010	2009
Net Asset Value, beginning of period	$24.00	$20.69	$18.56	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.15	0.44	0.51	0.61		0.44
Net realized and unrealized gain (loss)**	(1.38)	3.39	2.10	(5.64)		(1.67)
Contributions from advisor	—	0.01	—	—		—

Net increase (decrease) in net asset value from operations	(1.23)	3.84	2.61	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	—	(0.53)	(0.48)	(0.59)		(0.10)
Net realized capital gains	—	—	—	(0.00	)(a)	(0.01)

Total distributions	—	(0.53)	(0.48)	(0.59)		(0.11)

Net Asset Value, end of period	$22.77	$24.00	$20.69	$18.56		$24.18

Total Return
Total investment return based on net asset value***	(5.13)%	18.71%	13.99%	(20.73)%		(4.82)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$36,452	$38,412	$41,405	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%†	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.27%†	1.42%	1.90%	1.60%		1.32%†
Net investment income	1.29%†	1.97%	2.43%	3.17%		2.69%†
Portfolio turnover rate††	50%	49%	37%	64%		20%

*	Commencement of investment operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			For the Period October 1, 2007* through May 31, 2008
db-X 2030 Target Date Fund		2011	2010	2009
Net Asset Value, beginning of period	$22.06	$18.18	$16.07	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.22	0.39	0.37	0.44	0.35
Net realized and unrealized gain (loss) **	(1.38)	3.90	2.07	(7.54)	(2.29)
Contributions from advisor	—	0.00 (a)	—	—	—

Net increase (decrease) in net asset value from operations	(1.16)	4.29	2.44	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	—	(0.41)	(0.33)	(0.40)	(0.08)
Net realized capital gains	—	—	—	—	(0.01)

Total distributions	—	(0.41)	(0.33)	(0.40)	(0.09)

Net Asset Value, end of period	$20.90	$22.06	$18.18	$16.07	$23.57

Total Return
Total investment return based on net asset value***	(5.26)%	23.74%	15.13%	(30.08)%	(7.59)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$29,280	$35,307	$32,740	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%†	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.30%†	1.43%	1.95%	1.62%	1.38	%†
Net investment income	2.08%†	1.93%	2.01%	2.52%	2.13	%†
Portfolio turnover rate††	35%	39%	42%	64%	13%

	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,			For the Period October 1, 2007* through May 31, 2008
db-X 2040 Target Date Fund		2011	2010	2009
Net Asset Value, beginning of period	$21.69	$17.48	$15.35	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.17	0.32	0.32	0.37	0.29
Net realized and unrealized gain (loss)**	(1.89)	4.25	2.08	(8.15)	(2.38)

Net increase (decrease) in net asset value from operations	(1.72)	4.57	2.40	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	—	(0.36)	(0.27)	(0.36)	(0.06)
Net realized capital gains	—	—	—	—	(0.00	)(a)

Total distributions	—	(0.36)	(0.27)	(0.36)	(0.06)

Net Asset Value, end of period	$19.97	$21.69	$17.48	$15.35	$23.49

Total Return
Total investment return based on net asset value***	(7.93)%	26.32%	15.59%	(33.03)%	(8.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$27,974	$34,723	$31,477	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%†	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.37%†	1.43%	1.97%	1.65%	1.36	%†
Net investment income	1.73%†	1.64%	1.79%	2.21%	1.89	%†
Portfolio turnover rate††	31%	35%	38%	56%	10%

*	Commencement of investment operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X In-Target Date Fund		2011	2010	2009
Net Asset Value, beginning of period	$26.54	$25.07	$24.38	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.08	0.25	0.33	0.47		0.43
Net realized and unrealized gain (loss)**	(0.77)	1.61	0.70	(0.96)		0.10
Contributions from advisor	—	0.00 (a)	—	—		—

Net increase (decrease) in net asset value from operations	(0.69)	1.86	1.03	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	—	(0.39)	(0.34)	(0.59)		(0.15)
Net realized capital gains	—	—	—	(0.00	)(a)	(0.00	)(a)

Total distributions	—	(0.39)	(0.34)	(0.59)		(0.15)

Net Asset Value, end of period	$25.85	$26.54	$25.07	$24.38		$25.46

Total Return
Total investment return based on net asset value***	(2.60)%	7.44%	4.23%	(1.87)%		2.12%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$15,530	$15,948	$20,074	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%†	0.65%	0.65%	0.65%		0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.52%†	1.66%	2.06%	1.57%		1.61	%†
Net investment income	0.62%†	0.96%	1.30%	1.91%		2.62	%†
Portfolio turnover rate††	50%	60%	42%	75%		21%

*	Commencement of investment operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2011, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “db-X Exchange-Traded Funds”) in operation and trading:

db-X 2010 Target Date Fund	“db-X 2010 Fund”
db-X 2020 Target Date Fund	“db-X 2020 Fund”
db-X 2030 Target Date Fund	“db-X 2030 Fund”
db-X 2040 Target Date Fund	“db-X 2040 Fund”
db-X In-Target Date Fund	“db-X In-Target Fund”

DBX Strategic Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, known as db-X Target Date Shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the db-X Exchange-Traded Funds are:

Fund	Underlying Index
db-X 2010 Fund	Zacks 2010 Lifecycle Index
db-X 2020 Fund	Zacks 2020 Lifecycle Index
db-X 2030 Fund	Zacks 2030 Lifecycle Index
db-X 2040 Fund	Zacks 2040 Lifecycle Index
db-X In-Target Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Investments are valued at fair value. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 at November 30, 2011.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
db-X 2010 Fund
Investments in Securities
Common Stocks	$1,663,975	$—	$—	$1,663,975
Corporate Bonds	—	1,705,139	—	1,705,139
United States Government & Agencies Obligations	—	10,784,384	—	10,784,384
Sovereign Bonds	—	41,243	—	41,243
Rights	—	17	—	17

Total Investments	$1,663,975	$12,530,783	$—	$14,194,758

db-X 2020 Fund
Investments in Securities
Common Stocks	$19,397,314	$—	$—	$19,397,314
Preferred Stocks	22,682	—	—	22,682
Corporate Bonds	—	3,467,601	—	3,467,601
United States Government & Agencies Obligations	—	12,872,257	—	12,872,257
Sovereign Bonds	—	553,895	—	553,895
Rights	—	198	—	198

Total Investments	$19,419,996	$16,893,951	$—	$36,313,947

db-X 2030 Fund
Investments in Securities
Common Stocks	$22,202,184	$—	$—	$22,202,184
Preferred Stocks	25,947	—	—	25,947
Corporate Bonds	—	3,960,321	—	3,960,321
United States Government & Agencies Obligations	—	2,321,446	—	2,321,446
Sovereign Bonds	—	628,341	—	628,341
Rights	—	226	—	226

Total Investments	$22,228,131	$6,910,334	$—	$29,138,465

db-X 2040 Fund
Investments in Securities
Common Stocks	$25,827,525	$—	$—	$25,827,525
Preferred Stocks	30,071	—	—	30,071
Corporate Bonds	—	1,264,171	—	1,264,171
United States Government & Agencies Obligations	—	617,847	—	617,847
Sovereign Bonds	—	140,276	—	140,276
Rights	—	261	—	261

Total Investments	$25,857,596	$2,022,555	$—	$27,880,151

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Level 1	Level 2	Level 3	Total
db-X In-Target Fund
Investments in Securities
Common Stocks	$4,137,373	$—	$—	$4,137,373
Preferred Stocks	8,076	—	—	8,076
Corporate Bonds	—	1,541,676	—	1,541,676
United States Government & Agencies Obligations	—	9,746,322	—	9,746,322
Sovereign Bonds	—	31,725	—	31,725
Rights	—	43	—	43

Total Investments	$4,145,449	$11,319,766	$—	$15,465,215

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Advisor is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Taxes    The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

Cash Equivalents    The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. As of November 30, 2011, there were no cash equivalents.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the six-month period ended November 30, 2011.

The amounts subject to potential reimbursement to the Advisor as of November 30, 2011 were as follows:

	Reimbursements available through:
	5/31/2012	5/31/2013	5/31/2014
db-X 2010 Fund	$549,507	$238,411	$64,198
db-X 2020 Fund	966,690	424,953	112,375
db-X 2030 Fund	832,156	373,957	105,602
db-X 2040 Fund	789,910	356,583	102,107
db-X In-Target Fund	589,808	248,808	67,193

For the six-month period ended November 30, 2011, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db-X 2010 Fund	$46,287	$17,911
db-X 2020 Fund	112,375	—
db-X 2030 Fund	105,602	—
db-X 2040 Fund	92,539	9,568
db-X In-Target Fund	50,489	16,704

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

At May 31, 2011, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration			Total Amount
	2017	2018	2019
db-X 2010 Fund	$972,554	$1,020,627	$—	$1,993,181
db-X 2020 Fund	2,642,505	3,713,736	—	6,356,241
db-X 2030 Fund	3,249,773	4,568,179	71,703	7,889,655
db-X 2040 Fund	3,538,689	4,936,668	352,525	8,827,882
db-X In-Target Fund	22,211	561,088	—	583,299

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

db-X 2010 Fund, db-X 2020 Fund and db-X In-Target Fund utilized $31,512, $241,594 and $154,425 respectively, of capital loss carryforwards during the fiscal year ended May 31, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

During the fiscal year ended May 31, 2011, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
db-X 2010 Fund	$—	$684
db-X 2020 Fund	—	—
db-X 2030 Fund	—	—
db-X 2040 Fund	—	—
db-X In-Target Fund	—	80

As of November 30, 2011, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
db-X 2010 Fund	$14,209,265	$283,562	$(298,069)	$(14,507)
db-X 2020 Fund	37,177,170	2,021,654	(2,884,877)	(863,223)
db-X 2030 Fund	29,931,997	2,800,221	(3,593,753)	(793,532)
db-X 2040 Fund	29,473,583	2,668,600	(4,262,032)	(1,593,432)
db-X In-Target Fund	15,422,163	499,324	(456,272)	43,052

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the six-month period ended November 30, 2011.

	Fair Value 5/31/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 11/30/2011	Interest Income
db-X 2010 Fund
Deutsche Bank AG (Common Stock)	$—	$4,750	$—	$—		$3,236	$—
db-X 2020 Fund
Deutsche Bank AG, 6.00%, 9/01/17	$152,459	$—	$(150,315)	$—	$14,811	$—	$1,241
Deutsche Bank AG (Common Stock)	53,406	—	—	(18,853)	—	34,553	—

Total Investments in Affiliates	$205,865	$—	$(150,315)	$(18,853)	$14,811	$34,553	$1,241

db-X 2030 Fund
Deutsche Bank AG (Common Stock)	$64,718	$10,789	$(6,306)	$(23,427)	$(2,593)	$43,181	$—
db-X 2040 Fund
Deutsche Bank AG (Common Stock)	$72,637	$13,014	$(8,667)	$(27,139)	$270	$50,115	$—
db-X In-Target Fund
Deutsche Bank AG (Common Stock)	$5,061	$4,637	$—	$(3,265)	$—	$6,433	$—

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

6. Investment Portfolio Transactions

For the six-month period ended November 30, 2011, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db-X 2010 Fund	$920,897	$5,319,234	$2,460,109	$4,973,854
db-X 2020 Fund	7,064,748	11,815,777	14,631,443	3,820,775
db-X 2030 Fund	9,184,599	2,673,986	10,249,639	1,264,304
db-X 2040 Fund	8,747,807	433,308	8,401,904	494,686
db-X In -Target Fund	1,478,183	5,239,947	2,015,835	5,383,214

For the six-month period ended November 30, 2011 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X 2030 Fund	$—	$4,243,136
db-X 2040 Fund	—	4,125,259

7. Fund Share Transactions

As of November 30, 2011, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Indemnifications

In the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

9. Subsequent Events

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2011 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxstrategicadvisors.db.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxstrategicadvisors.db.com.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxstrategicadvisors.db.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     db-X Exchange-Traded Funds Inc.

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer
Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer
Date:	January 30, 2012

By:	/s/ Michael Gilligan
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller
Date:	January 30, 2012